UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments - March 31, 2007 (unaudited)

PRINCIPAL		ANNUALIZED YIELD
AMOUNT IN		ON DATE OF
THOUSANDS	DESCRIPTION	PURCHASE	MATURITY	VALUE

	Commercial Paper (80.7%)
	Asset-Backed - Auto (1.9%)
$1,390	DaimlerChrysler Revolving Auto Conduit LLC-A1 (Series I)	5.31%	04/23/07	$1,385,329
2,262	DaimlerChrysler Revolving Auto Conduit LLC-A1 (Series I)	5.31-5.32	04/10/07-04/26/07	2,255,619
715	New Center Asset Trust	5.30	04/03/07	714,685
				4,355,633
	Asset-Backed - Consumer (17.5%)
4,165	Bryant Park Funding LLC - 144A*	5.29	04/09/07-05/03/07	4,149,852
6,000	Gemini Securitization Corp. LLC - 144A*	5.30	05/07/07	5,967,625
3,000	Kitti Hawk Funding Corp. - 144A*	5.31-5.32	04/12/07-06/29/07	2,966,372
1,043	Old Line Funding, Corp. - 144A*	5.43	04/02/07	1,042,685
3,700	Ranger Funding Co., LLC - 144A*	5.30-5.31	04/02/07-05/04/07	3,693,116
825	Regency Markets No 1 LLC - 144A*	5.30	04/16/07	823,064
1,690	Sheffiield Receivables Corp. - 144A*	5.30-5.31	04/23/07-04/27/07	1,683,718
5,219	Thames Asset Global Securitization - 144A*	5.31	05/14/07-05/15/07	5,185,047
7,000	Three Rivers Funding Corp. - 144A*	5.29-5.36	04/05/07-04/09/07	6,992,805
8,133	Thunder Bay Funding LLC - 144A*	5.29-5.43	04/02/07-04/20/07	8,114,613
				40,618,897
	Asset-Backed - Corporate (14.9%)
3,720	Amsterdam Funding Corp. - 144A*	5.29-5.32	04/02/07-04/27/07	3,716,078
4,200	Eureka Securitization, Inc. - 144A*	5.29-5.30	04/03/07-04/25/07	4,191,101
11,630	Kaiserplatz Funding (Delaware) LLC - 144A*	5.30-5.34	04/05/07-06/21/07	11,583,826
9,744	Nieuw Amsterdam Receivables Corp. - 144A*	5.30-5.33	04/04/07-05/14/07	9,713,680
5,437	Simba Funding Corp. - 144A*	5.31-5.32	04/23/07-06/22/07	5,406,215
				34,610,900
	Asset-Backed - Diversified (2.4%)
4,939	Fairway Finance Co., LLC - 144A*	5.31-5.35	04/03/07-04/17/07	4,933,011
729	Yorktown Capital, LLC - 144A*	5.32	05/21/07	723,547
				5,656,558
	Asset-Backed - Mortgage (3.9%)
9,133	Sydney Capital Corp. - 144A*	5.29-5.35	04/04/07-06/06/07	9,098,279

	Asset-Backed - Securities (3.7%)
6,500	Grampian Funding LLC - 144A*	5.32-5.35	05/15/07-08/03/07	6,399,724
2,215	Solitaire Funding LLC - 144A*	5.31-5.32	06/01/07-06/27/07	2,191,151
				8,590,875
	Banking (3.2%)
7,500	Citigroup Funding Inc.	5.33-5.34	04/12/07-06/07/07	7,454,284

	International Banks (33.2%)
500	Abbey National Treasury Services PLC	5.32	06/11/07	494,750
1,060	Austarlia & New Zealand Bkg Group, Ltd. - 144A*	5.42	04/03/07	1,059,521
8,600	Bank of Ireland - 144A*	5.26-5.31	04/10/07-05/08/07	8,558,392
1,500	BNP Paribas Finance, Inc.	5.34	04/25/07	1,494,531
350	Calyon North America, Inc.	5.34	05/14/07	347,763
10,950	DEPFA Bank plc - 144A*	5.29-5.35	05/01/07-08/24/07	10,805,435
1,200	Fortis Banque Luxembourg	5.29	04/26/07	1,195,450
5,042	HBOS Treasury Services plc	5.31-5.33	04/04/07-06/08/07	5,015,277
1,301	ING (U.S.) Funding LLC	5.31-5.32	04/17/07-04/19/07	1,297,581
9,000	IXIS Commercial Paper Corp. - 144A*	5.29-5.32	04/04/07-06/13/07	8,961,418
4,000	KBC Financial Products International Ltd - 144A*	5.29	04/05/07	3,997,111
2,400	Natexis Banques Populaires - NY	5.30	08/01/07	2,357,360
2,600	Nordea North America, Inc.	5.30-5.32	04/02/07-04/10/07	2,597,596
1,250	Sanpaolo IMI U.S. Financial Co.	5.34	04/27/07-06/14/07	1,239,812
1,500	Santander Central Hispano Finance (Del) Inc.	5.32	06/13/07	1,483,890
2800	Skandinaviska Enskilda Banken AB - 144A*	5.32	04/10/07	2,795,917
6,580	Societe Generale N.A., Inc.	5.31-5.34	04/02/07-08/08/07	6,522,157
1,700	Svenska Handelsbanken Inc.	5.29	05/02/07	1,692,067
2,230	Swedbank	5.32	04/13/07-04/18/07	2,224,866

2,380	Swedbank Mortgage AB	5.33-5.34	04/24/07-05/02/07	2,370,966
10,370	UBS Finance (Delaware) LLC	5.29-5.32	04/30/07-08/27/07	10,271,133
500	Westpac Banking Corp. - 144A*	5.29	05/01/07	497,770
				77,280,763

	Total Commercial Paper (Cost $187,666,189)			187,666,189

	Certificates of Deposit (9.3%)
	International Banks
5,000	Banco Bilbao Vizcaya Argentaria	5.31	04/05/07	4,999,996
2,450	Fortis Bank - New York	5.32	06/21/07	2,449,996
11,145	Norinchukin Bank	5.33-5.36	04/23/07-06/19/07	11,144,674
3,000	Toronto Dominion Bank	5.33	05/07/07	3,000,025

	Total Certificates of Deposit (Cost $21,594,691)			21,594,691

	Floating Rate Notes (8.6%)
	Domestic Banks (5.0%)
3,000	American Express Centurion Bank	5.41†	04/19/07‡	3,000,905
3,600	Bank of America Corp.	5.66†	06/06/07‡	3,605,165
5,000	Bank of New York (The)	5.34†	05/16/07‡	5,000,178
				11,606,248
	Banking (1.5%)
3,385	JP Morgan Chase & Co.	5.44†	06/14/07‡	3,385,751

	InvestmentBanks/Broker (2.1%)
5,000	Merrill Lynch & Co., Inc.	5.49†	04/19/07‡	5,004,225

	Total Floating Rate Notes (Cost $19,996,224)			19,996,224

	Bankers’ Acceptances (1.3%)
	Domestic Banks
2,962	JP Morgan Chase & Co. (Cost $2,939,070)	5.31-5.33	05/02/07-07/03/07	2,939,070

	Total Investments (Cost $232,196,174) (a)		99.9%	232,196,174

	Other Assets in Excess of Liabilities		0.1	205,497

	Net Assets		100.0%	$232,401,671

*	Resale is restricted to qualified institutional investors.
†	Rate shown is the rate in effect at March 31, 2007.
‡	Date of next interest rate reset.
(a)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - Limited Duration Fund

Portfolio of Investments March 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Collateralized Mortgage Obligations (38.1%)
	U.S. Government Agencies (2.0%)
$1,067	Federal Home Loan Mortgage Corp. 2644 AU (PAC)	3.50%	05/15/22	1,053,796
697	Federal Home Loan Mortgage Corp. 2182 ZC	7.50	09/15/29	731,781
567	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50	01/25/24	565,887
453	Federal National Mortgage Assoc. 2005-52 PA (PAC)	6.50	06/25/35	468,299
				2,819,763
	Private Issues (36.1%)
1,002	Bank of America Funding Corp. 2006-H 3A1	6.23	09/20/46	1,010,555
541	Bear Stearns Alt-A Trust 2003-3 3A	5.67†	10/25/33	543,237
	Bear Stearns Mortgage Funding Trust
697	2006-AR5 1A2	5.53†	12/25/36	699,243
800	2007-AR1 1A2	5.53†	01/25/37	800,807
834	2006-AR3 1A1	5.50†	10/25/36	829,107
847	2006-AR1 1A2	5.57†	07/25/36	845,783
	Countrywide Alternative Loan Trust
720	2006-0A1 1A2	5.62†	03/20/46	721,585
3,075	2005-81 X1 (IO)	2.37†	02/25/37	162,419
682	2006-0A14 2A1	5.51†	11/25/46	683,873
736	2006-0A16 A3	5.57†	10/25/46	735,957
759	2006-0A22 A2	5.53†	02/25/47	758,820
4,150	2006-0A1 2X (IO)	2.477†	03/20/46	191,158
1,017	2006-0A10 2A2	5.55†	08/25/46	1,020,643
805	2006-0A2 A3	5.59†	05/20/46	809,184
717	2005-76 2A2	6.683†	02/25/36	724,949
80	Countrywide Alternative Loan Trust NIM 2006-OA6N N1 - 144A*	5.25	07/25/46	79,976
45	Countrywide Asset-Backed NIM Certificates 2005-2 N - 144A*	4.50	08/25/36	43,463
	Countrywide Home Loans
673	2006-0A4 A2	5.59†	04/25/46	674,666
4,441	2004-25 1X (IO)	2.148†	02/25/35	95,745
998	DSLA Mortgage Loan Trust 2006-AR2 2A1A	5.52†	11/19/37	1,000,471
32	DSLA NIM Corp. 2006-1 N1 - 144A*	5.926	04/20/46	32,378
955	First Horizon Alt Mtg Sec 2006-FA8 1A7	6.00	02/25/37	960,607
	Greenpoint Mortgage Funding Trust
671	2006-AR2 4A1	6.98†	03/25/36	686,919
2,115	2005-AR3 X1 (IO)	2.64†	08/25/45	64,454
3,224	2005-AR4 X4 (IO)	2.551†	10/25/45	97,234
382	GS Mortgage Securities Corp. 2007-NIM1 N1-144A*	6.25	08/25/46	381,151
83	GS Mortgage Securities Corp. 2006-NIM3 N1-144A*	6.41	06/25/46	82,479
	Harborview Mortgage Loan Trust
3,628	2005-2 X (IO)	1.531†	05/19/35	86,735
1,162	2006-10 2A1B	5.56†	11/19/36	1,158,360
813	2006-7 2A1B	5.57†	10/19/37	815,433
972	2006-8 2A1B	5.57†	08/21/36	969,820
734	2006-1 2A1A	5.56†	03/19/37	735,654
791	2006-14 2A1B	5.52†	03/19/38	792,019
1,023	2006-9 2AB2	5.60†	11/19/36	1,027,480
‡	2006-5 PO2 (PO)	0.00	07/19/47	18
6,419	2006-5 X2 (IO)	2.01†	07/19/47	231,677
2,232	2005-16 X1 (IO)	2.11†	01/19/36	63,478
5,799	2005-16 X3 (IO)	1.87†	01/19/36	144,978
3,562	2005-3 X2 (IO)	1.23†	06/19/35	80,691
250	2005-9 B1	5.92†	06/20/35	252,978
2	2006-1 PO1 (PO)	0.00	03/19/37	1,435
1,337	2006-12 2A2B	5.57†	01/19/38	1,342,437
575	2005-12 2A11	6.98†	10/19/35	585,219
1,444	2005-16 4A1A	6.98†	01/19/36	1,474,665
4,087	2006-1 X1 (IO)	1.88†	03/19/37	180,096
1,093	2005-9 2A1C	5.77†	06/20/35	1,098,819

	Harborview NIM Corp.
438	2006-12 N1 - 144A*	6.41	12/19/36	436,901
376	2006-14 N1 - 144A*	6.41	03/19/38	375,136
262	2007-1A N1 - 144A*	6.41	03/19/37	261,166
202	2006-9A N1	6.41	11/19/36	201,405
65	2006-7A N1 - 144A*	6.41	09/19/36	65,373
21	2006-BU1 N1 - 144A*	5.93	02/20/46	20,814
	Indymac Index Mortgage Loan Trust
255	2004-AR3 B1	5.82†	07/25/34	254,998
2,960	2005-AR12 AX2 (IO)	1.71†	07/25/35	93,881
83	Indymac Index NIM Corp. 2006 AR8 N1 - 144A*	6.65	06/25/46	82,660
86	Lehman XS Net Interest Margin Notes 2006-GP1 A1 - 144A*	6.25	05/28/46	85,599
	Luminent Mortgage Trust
962	2006-6 A1	5.52†	10/25/46	964,848
643	2006-1 A1	5.56†	04/25/36	645,102
673	2006-2 A1B	5.60†	02/25/46	674,509
992	2006-4 A1B	5.55†	05/25/46	995,251
750	Mortgage Equity Conversion Asset Trust 2007-FF2 A - 144A*	5.56†	02/25/42	750,000
821	Mortgageit Trust 2006-1 2A1B	5.60†	04/25/36	824,916
73	Rali NIM Corp. 2006-Q04 N1 - 144A*	6.05	04/25/46	72,537
	Residential Accredit Loans Inc.
299	2006-Q01 1A1	5.58†	02/25/46	299,641
316	2006-Q01 2A1	5.59†	02/25/46	315,830
973	2006-Q010 A2	5.52†	01/25/37	972,022
786	2006-QH1 A1	5.51†	12/25/36	790,582
1,084	2006-QO6 A2	5.55†	06/25/46	1,082,677
1,022	2006-QO2 A2	5.59†	02/25/46	1,024,563
1,241	2007 QH1 A2	5.51†	02/25/37	1,240,147
89	Sharps SP I LLC Net Interest Margin Trust 2006-AHM3 N1 - 144A*	7.00	10/25/46	89,010
	Structured Asset Mortgage Investments Inc.
548	2006-AR1 2A2	5.63†	02/25/36	550,886
790	2006-AR2 A2	5.63†	02/25/36	793,201
794	2007-AR1 2A2	5.53†	01/25/37	795,634
900	2007-AR2 1A2	5.51†	02/25/37	898,786
1,049	2006-AR8 A1A	5.52†	10/25/36	1,051,981
1,114	2006-AR3 11A2	5.59†	04/25/36	1,119,372
	Washington Mutual Mortgage Pass-Through Certificates
940	2007-OA1 A1B	5.52†	02/25/47	942,453
1,008	2006-AR4 1A1B	5.92†	05/25/46	1,008,371
626	2005-AR13 A1B3	5.68†	10/25/45	629,256
624	2005-AR15 A1B3	5.66†	11/25/45	625,736
576	2005-AR8 2AB3	5.68†	07/25/45	577,959
1,313	2006-AR9 1A	5.94†	08/25/46	1,316,747
895	2007-OA1 CA1B	5.52†	12/25/46	894,221
3,253	2004-AR10 X (IO)	1.203†	07/25/44	56,416
4,664	2004-AR12 X (IO)	1.564†	10/25/44	81,613
1,899	2004-AR8 X (IO)	1.234†	06/25/44	34,118
	Washington Mutual Alternative Loan Trust
	Mortgage Pass-Through Certificates
774	2006-AR6 2A	5.94†	08/25/46	775,108
889	2006-AR2 A1A	6.26†	04/25/46	890,271
				51,440,552
	Total Collateralized Mortgage Obligations (Cost $54,906,487)			54,260,315

	Corporate Bonds (32.6%)
	Aerospace & Defense (0.4%)
400	Bae Systems Holdings Inc. - 144A*	4.75	08/15/10	$394,572
30	Raytheon Co.	6.15	11/01/08	30,518
111	Raytheon Co.	6.75	08/15/07	111,485
				536,575
	Air Freight/Couriers (0.3%)
130	FedEx Corp.	2.65	04/01/07	130,000
330	FedEx Corp.	5.50	08/15/09	332,702
				462,702
	Beverages: Alcoholic (0.3%)
415	Miller Brewing Co. - 144A*	4.25	08/15/08	408,831

	Building Products (0.1%)
145	Masco Corp.	4.625	08/15/07	144,470

	Cable/Satellite TV (0.6%)
490	Comcast Cable Communications, Inc.	6.875	06/15/09	507,576
70	Comcast Corp.	5.85	01/15/10	71,341
242	Cox Communications Inc.	5.91†	12/14/07	242,779
				821,696
	Casino/Gaming (0.3%)
415	Harrahs Operating Co., Inc.	7.125	06/01/07	416,584

	Chemicals: Major Diversified (0.1%)
170	ICI Wilmington Inc.	4.375	12/01/08	167,554

	Computer Processing Hardware (0.3%)
385	Hewlett-Packard Co.	5.485†	05/22/09	385,554

	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A*	6.95	05/15/09	93,008

	Department Stores (0.8%)
230	Federated Department Stores, Inc.	6.625	09/01/08	233,633
370	JC Penney Corp., Inc.	7.375	08/15/08	379,838
525	May Department Stores Co., Inc.	3.95	07/15/07	522,362
				1,135,833
	Drugstore Chains (0.4%)
175	CVS Corp.	3.875	11/01/07	173,490
390	CVS Corp.	4.00	09/15/09	379,732
				553,222
	Electric Utilities (4.5%)
330	Ameren Corp.	4.263	05/15/07	329,304
520	Appalachian Power Co. (Series G)	3.60	05/15/08	510,302
470	Baltimore Gas & Electric Co.	6.625	03/15/08	475,691
710	Carolina Power & Light Company Inc.	6.80	08/15/07	713,438
248	Columbus Southern Power Co.	4.40	12/01/10	241,621
235	Commonwealth Edison Co.	3.70	02/01/08	230,710
380	Consumers Energy Co.	4.80	02/17/09	376,684
215	Detroit Edison Co. (The)	6.125	10/01/10	221,731
330	Dominion Resources Inc.	5.687†	05/15/08	330,857
240	Duke Energy Corp.	3.75	03/05/08	236,711
170	Entergy Gulf States, Inc.	3.60	06/01/08	166,666
220	Entergy Gulf States, Inc.	5.76†	12/01/09	219,881
45	Entergy Gulf States, Inc. - 144A*	6.09	12/08/08	45,133
495	FPL Group Capital Inc.	5.551	02/16/08	495,618
570	Pacific Gas & Electric Co.	3.60	03/01/09	555,092
390	Peco Energy Co.	3.50	05/01/08	383,171
330	Southwestern Public Service Co. (Series A)	6.20	03/01/09	335,945
400	Texas-New Mexico Power Co.	6.25	01/15/09	406,204
200	Wisconsin Electric Power Co.	3.50	12/01/07	197,700
				6,472,459
	Electrical Products (0.3%)
420	Cooper Industries, Inc.	5.25	07/01/07	419,356

	Environmental Services (0.0%)
60	USA Waste Services, Inc.	7.125	10/01/07	60,390

	Finance/Rental/Leasing (2.5%)
690	American General Finance Corp. (Series H)	4.625	09/01/10	677,521
560	American Honda Finance Corp. - 144A*	3.85	11/06/08	549,193
90	CIT Group Inc	5.00	11/24/08	89,794
540	Countrywide Home Loans, Inc. (Series L)	3.25	05/21/08	527,868
250	MBNA Corp. (Series F)	5.798†	05/05/08	251,263
455	Residential Capital Corp.	6.00	02/22/11	449,203
430	Residential Capital Corp.	6.375	06/30/10	430,195
525	SLM Corp.	4.00	01/15/10	511,271
				3,486,308
	Financial Conglomerates (1.5%)
95	Bank One Corp. (Series A)	6.00	02/17/09	96,391
150	Chase Manhattan Corp.	6.00	02/15/09	152,187
55	Chase Manhattan Corp.	7.00	11/15/09	57,585
370	CIT Group Inc. (Series MTN)	4.75	08/15/08	367,713
315	Citicorp (Series F)	6.375	11/15/08	321,165
170	Citigroup Inc.	3.625	02/09/09	165,979
120	General Electric Capital Corp. (Series A)	4.25	12/01/10	116,588

515	Pricoa Global Funding I - 144A*	3.90	12/15/08	503,498
340	Prudential Funding LLC (Series MTN) - 144A*	6.60	05/15/08	343,814
				2,124,920
	Food Retail (0.4%)
305	Fred Meyer, Inc.	7.45	03/01/08	310,872
230	Safeway Inc.	7.50	09/15/09	241,738
				552,610
	Food: Major Diversified (1.2%)
440	General Mills Inc.	3.875	11/30/07	435,949
200	Kraft Foods Inc.	4.00	10/01/08	196,366
675	Kraft Foods Inc.	5.25	06/01/07	674,635
485	Sara Lee Corp.	2.75	06/15/08	470,065
				1,777,015
	Gas Distributors (0.9%)
175	Keyspan Corp.	4.90	05/16/08	174,444
180	NiSource Finance Corp.	5.93†	11/23/09	180,311
235	Public Service Co. of Colorado	6.875	07/15/09	243,629
650	Sempra Energy	4.75	05/15/09	644,910
				1,243,294
	Home Furnishings (0.2%)
305	Mohawk Industries, Inc. (Class C)	6.50	04/15/07	305,077

	Home Improvement Chains (0.1%)
135	Home Depot, Inc.	5.475†	12/16/09	135,251

	Hotels/Resorts/Cruiselines (0.3%)
285	Hyatt Equities LLC - 144A*	6.875	06/15/07	285,502
130	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	130,103
				415,605
	Household/Personal Care (0.3%)
425	Clorox Co. (The)	5.48†	12/14/07	425,354

	Industrial Conglomerates (0.3%)
415	Textron Financial Corp.	4.125	03/03/08	411,092

	Investment Banks/Brokers (1.1%)
775	Goldman Sachs Group Inc. (The)	4.125	01/15/08	768,653
35	Lehman Brothers Holdings, Inc. (Series G)	5.48†	04/20/07	35,003
775	Lehman Brothers Holdings, Inc.	8.25	06/15/07	779,293
				1,582,949
	Life/Health Insurance (1.4%)
545	John Hancock Financial Services, Inc.	5.625	12/01/08	548,540
765	Met Life Global - 144A*	4.625	08/19/10	756,695
300	Monumental Global Funding II - 144A*	3.85	03/03/08	296,047
350	Monumental Global Funding II - 144A*	4.375	07/30/09	344,428
				1,945,710
	Major Banks (3.8%)
575	Bank of America Corp.	3.375	02/17/09	558,381
215	Bank of New York Co., Inc. (The)	5.20	07/01/07	214,982
800	HBOS Treasury Services PLC - 144A* (United Kingdom)	5.625	07/20/09	810,611
980	HSBC Finance Corp.	6.75	05/15/11	1,033,307
380	Popular North America, Inc. (Series F)	5.65	04/15/09	382,484
615	Suntrust Bank Atlanta	4.55	05/25/09	608,840
615	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	5.41†	10/24/08	615,372
810	Wachovia Corp.	5.35	03/15/11	820,233
390	Wells Fargo & Co.	3.12	08/15/08	378,704
				5,422,914
	Major Telecommunications (1.2%)
590	AT&T Inc.	5.46	02/05/10	590,833
300	Deutsche Telekom International Finance BV (Netherlands)	8.00	06/15/10	325,435
505	Telcom Italia Capital SA (Luxembourg)	4.875	10/01/10	497,465
660	Verizon Global Funding Corp.	6.125	06/15/07	660,709
150	Verizon Global Funding Corp.	7.25	12/01/10	160,347
				2,234,789
	Managed Health Care (0.1%)
175	UnitedHealth Group Inc.	4.125	08/15/09	171,599
210	United Healthcare Group Inc.	5.428	03/02/09	210,070
				381,669
	Media Conglomerates (0.9%)
480	Time Warner, Inc.	5.59†	11/13/09	481,095

400	Time Warner, Inc.	6.15	05/01/07	400,114
160	Viacom Inc.	5.70†	06/16/09	160,539
300	Viacom Inc.	5.75	04/30/11	304,391
				1,346,139
	Medical Specialties (0.6%)
495	Baxter International, Inc.	5.196	02/16/08	494,711
375	Hospira, Inc.	5.83	03/30/10	376,125
				870,836
	Motor Vehicles (0.3%)
155	DaimlerChrysler North American Holdings Co.	4.05	06/04/08	152,717
335	DaimlerChrysler North American Holdings Co.	5.77†	03/13/09	336,203
				488,920
	Multi-Line Insurance (0.7%)
120	Equitable Income Co., Inc.	6.50	04/01/08	121,327
500	Hartford Financial Services Group, Inc. (The)	5.55	08/16/08	502,304
415	International Lease Finance Corp. (Series Q)	4.625	06/02/08	412,495
				1,036,126
	Oil & Gas Pipelines (0.3%)
500	Enbridge Energy Parners, LP	4.00	01/15/09	490,229

	Oil Refining/Marketing (0.4%)
600	Valero Energy Corp.	3.50	04/01/09	582,191

	Other Metals/Minerals (0.3%)
445	Brascan Corp. (Canada)	8.125	12/15/08	465,882

	Property - Casualty Insurers (1.0%)
595	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	589,515
195	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371	11/16/07	194,203
285	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	284,518
375	XLLIAC Global Funding - 144A*	4.80	08/10/10	370,074
				1,438,310
	Railroads (0.8%)
315	Burlington North Santa Fe Railway Co.	6.125	03/15/09	319,634
165	Norfolk Southern Corp.	7.35	05/15/07	165,348
670	Union Pacific Corp. (Series E)	6.79	11/09/07	674,640
				1,159,622
	Real Estate Development (0.6%)
580	World Financial Properties - 144A*	6.91	09/01/13	609,212
171	World Financial Properties - 144A*	6.95	09/01/13	179,909
				789,121
	Regional Banks (0.4%)
530	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625	11/03/09	562,061

	Restaurants (0.4%)
580	Tricon Global Restaurants, Inc.	7.65	05/15/08	593,986

	Savings Banks (0.8%)
575	Sovereign BanCorp Inc.	5.58†	03/23/10	575,181
100	Sovereign Bank (Series CD)	4.00	02/01/08	98,892
135	Washington Mutual Inc.	4.00	01/15/09	132,227
350	Washington Mutual Inc.	8.25	04/01/10	378,369
				1,184,669

	Trucks/Construction/Farm Machinery (0.3%)
405	Caterpillar Financial Services Corp. (Series F)	3.625	11/15/07	400,820

	Wireless Telecommunications (0.4%)
510	Vodafone Group PLC (United Kingdom)	5.44†	12/28/07	510,364

	Total Corporate Bonds (Cost $47,477,621)			46,442,067

	Asset-Backed Securities (17.0%)
	Finance/Rental/Leasing
250	Aegis Asset Backed Securities Trust 2004-2 B1	7.32†	06/25/34	247,614
375	Ameriquest Morgage Securities Inc. 2004-R7 M5	6.47†	08/25/34	376,951
1,100	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98	05/15/11	1,099,923

1,375	Capital Auto Receivables Asset Trust 2006-SN1A A3 - 144A*	5.31	10/20/09	1,376,887
1,500	Capital Auto Receivables Asset Trust 2006-1 A3	5.03	10/15/09	1,497,627
575	Captial One Auto Finance Trust 2006-C A3A	5.07	07/15/11	575,225
1,050	Caterpillar Financial Asset Trust 2006-A A3	5.57	05/25/10	1,057,406
1,079	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	1,063,687
725	CIT Equipment Collateral 2006-VT2 A3	5.07	02/20/10	725,774
125	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	123,787
428	CNH Equipment Trust 2005-A A3	4.02	04/15/09	426,264
525	CNH Equipment Trust 2006-B A3	5.20	06/15/10	526,264
1,100	Ford Credit Auto Owner Trust 2006-B A3	5.26	10/15/10	1,103,033
1,050	GE Equipment Small Ticket LLC 2005-2A A3	4.88	10/22/09	1,047,474
1,175	GS Auto Loan Trust 2006-1 A3	5.37	12/15/10	1,179,421
850	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	843,489
126	Harley-Davidson Motorcycle Trust 2002-2 A2	3.09	06/15/10	126,302
638	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76	05/15/11	631,742
831	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	817,265
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	740,187
625	Hertz Vehicle Financing LLC 2005-2A A2 - 144A*	4.93	02/25/10	623,465
150	Home Equity Asset Trust 2004-3 B1	7.45†	08/25/34	151,074
1,094	Honda Auto Receivables Owner Trust 2005-5 A3	4.61	07/15/09	1,090,873
850	Honda Auto Receivables Owner Trust 2005-6 A3	4.85	10/19/09	848,140
872	Merrill Auto Trust Securitization 2005-1 A3	4.10	08/25/09	867,655
720	National City Auto Receivables Trust 2004-A A4	2.88	05/15/11	708,202
825	Nissan Auto Receivables Owner Trust 2004-A A4	2.76	07/15/09	814,393
650	Nissan Auto Receivables Owner Trust 2006-C A3	5.44	04/15/10	653,910
450	Park Place Securities Inc. 2004-MCW1 M7	7.20†	10/25/34	397,529
250	Structured Asset Investment Loan Trust 2003-BC4 M2	7.32†	06/25/33	250,593
1,200	USAA Auto Owner Trust 2005-3 A3	4.55	02/16/10	1,194,959
426	Wachovia Auto Owner Trust 2005-A A3	4.06	09/21/09	423,734
648	Whole Auto Loan Trust 2003-1 A4	2.58	03/15/10	647,599

	Total Asset-Backed Securities (Cost $24,390,548)			24,258,448

	U.S. Government Agencies - Mortgage-Backed Securities (10.9%)
61	Federal Home Loan Mortgage Corp.	7.50	08/01/32	64,105
398	Federal Home Loan Mortgage Corp. PC Gold	7.50	02/01/27-04/01/32	415,865
310	Federal Home Loan Mortgage Corp. (ARM)	3.543	07/01/34	308,454
439	Federal Home Loan Mortgage Corp. (ARM)	4.153	08/01/34	442,164
883	Federal Home Loan Mortgage Corp. (ARM)	4.351	10/01/33	885,562
855	Federal Home Loan Mortgage Corp. (ARM)	4.376	07/01/35	850,013
309	Federal National Mortgage Assoc.(ARM)	3.625	07/01/34	309,671
190	Federal National Mortgage Assoc.(ARM)	3.747	06/01/34	191,442
329	Federal National Mortgage Assoc.(ARM)	4.161	09/01/34	330,145
588	Federal National Mortgage Assoc.(ARM)	4.209	05/01/35	596,393
549	Federal National Mortgage Assoc.(ARM)	4.282	04/01/35	548,290
525	Federal National Mortgage Assoc.(ARM)	4.335	05/01/35	531,615
865	Federal National Mortgage Assoc.(ARM)	4.471	05/01/35	862,110
280	Federal National Mortgage Assoc.(ARM)	4.565	04/01/35	280,187
633	Federal National Mortgage Assoc.(ARM)	4.743	07/01/35	630,420
343	Federal National Mortgage Assoc.(ARM)	6.203	07/01/33	349,525
776	Federal National Mortgage Assoc.(ARM)	4.724	09/01/35	769,944
848	Federal National Mortgage Assoc.	6.50	01/01/32-11/01/33	872,976
3,025	Federal National Mortgage Assoc.	7.00	***	3,118,273
1,750	Federal National Mortgage Assoc.	7.00	11/01/24 - 10/01/35	1,817,199
1,278	Federal National Mortgage Assoc.	7.50	03/01/24-08/01/32	1,336,973
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $15,588,370)			15,511,326

	U.S. Government Obligation (2.8%)
4,000	U.S. Treasury Note (Cost $ 3,995,050)	3.125	05/15/07	3,991,876

	Short-Term Investments (0.6%)
	U.S. Government Obligation (a) (0.1%)
125	U.S. Treasury Bill** (Cost $123,242)	4.915	07/12/07	123,276

	Repurchase Agreement (0.5%)
754	Joint repurchase agreement account (dated 03/30/07; proceeds $754,335) (b) (Cost $754,000)	5.33	04/02/07	754,000

Total Short-Term Investments (Cost $877,242)		877,276

Total Investments (Cost $147,235,318) (c) (d)	102.0%	145,341,308
Liabilities in Excess of Other Assets	(2.0)	(2,898,565)
Net Assets	100.0%	$142,442,743

ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2007.
IO	Interest Only Security.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
PC	Participation Certificate.
PO	Principal Only Security.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $29,460.
***

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

†	Floating rate security; rate shown is the rate in effect at March 31, 2007.
‡	Amount is less than one thousand.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

Securities have been designated as collateral in an amount equal to $9,697,568 in connection with securities purchased on a forward commitment basis, when-issued securities, open futures contracts, and open swap contracts.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $204,806 and the aggregate gross unrealized depreciation is $2,098,816, resulting in net unrealized depreciation of $1,894,010.

Futures Contracts Open at March 31, 2007

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
14	Short	U.S. Treasury Note 5 year, June 2007	$(1,481,156)	$(3,735)

25	Short	U.S. Treasury Note 2 year, June 2007	(5,122,266)	4,384
		Net Unrealized Appreciation		$649

Credit Default Swap Contracts Open at March 31, 2007:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	PAY/RECEIVE	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	FIXED RATE	DATE	(DEPRECIATION)
Goldman Sachs International Countrywide Home Loan	Sell	350	0.35%	March 20, 2010	(1,022)

Goldman Sachs International Southwest Airlines Co.	Buy	400	0.22%	December 20, 2011	1,407

Goldman Sachs International Dell Inc.	Buy	365	0.22%	March 20, 2012	88

Citigroup Global Tyco International Ltd.	Buy	160	0.43%	March 20, 2012	155

Citigroup Global Tyco International Ltd.	Buy	390	0.43%	March 20, 2012	377

	Net Unrealized Appreciation				$1,005

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments March 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (55.9%)
	Advertising/Marketing Services (0.2%)
$730	Interpublic Group of Companies, Inc. (The)	6.25%	11/15/14	$689,850

	Aerospace & Defense (0.7%)
2,739	Raytheon Co.	6.15	11/01/08	2,786,303

	Air Freight/Couriers (1.2%)
4,092	FedEx Corp. (Series 97-A)	7.50	01/15/18	4,562,879

	Airlines (0.8%)
1,417	America West Airlines, Inc. (Series A)	6.85	07/02/09	1,426,465
1,435	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	1,525,898
				2,952,363
	Auto Parts: O.E.M. (0.3%)
1,080	ArvinMeritor, Inc.	8.75	03/01/12	1,120,500

	Beverages: Alcoholic (0.7%)
2,635	FBG Finance Ltd. - 144A* (Australia)	5.125	06/15/15	2,532,477

	Cable/Satellite TV (1.3%)
1,650	Comcast Cable Communications, Inc.	6.75	01/30/11	1,738,981
995	Comcast Cable Communications, Inc.	7.125	06/15/13	1,079,646
1,125	EchoStar DBS Corp.	6.375	10/01/11	1,134,844
970	EchoStar DBS Corp.	6.625	10/01/14	978,488
				4,931,959
	Computer Processing Hardware (0.6%)
2,380	Hewlett-Packard Co.	5.485	05/22/09	2,383,425

	Department Stores (1.7%)
2,275	Federated Department Stores, Inc.	6.625	09/01/08	2,310,936
1,875	May Department Stores Co.	5.95	11/01/08	1,894,641
2,385	May Department Stores Co.	6.70	07/15/34	2,359,633
				6,565,210
	Discount Stores (0.1%)
386	Wal-Mart Stores, Inc. (Series 92A1)	7.49	06/21/07	387,231

	Drugstore Chains (1.6%)
970	CVS Corp.	3.875	11/01/07	961,632
1,180	CVS Corp.	5.75	08/15/11	1,202,890
3,950	CVS Corp. - 144A*	6.036	12/10/28	4,007,027
				6,171,549
	Electric Utilities (6.6%)
2,700	Ameren Corp.	4.263	05/15/07	2,694,303
3,090	Arizona Public Service Co.	5.80	06/30/14	3,121,484
670	CenterPoint Energy Resource	6.25	02/01/37	667,591
1,070	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	1,113,229
2,195	Consumers Energy Co.	4.80	02/17/09	2,175,844
120	Detroit Edison Co. (The)	5.20	10/15/12	120,203
1,535	Detroit Edison Co. (The)	6.125	10/01/10	1,583,056
2,170	Duquesne Light Co. (Series O)	6.70	04/15/12	2,315,967
940	Entergy Gulf States, Inc.	3.60	06/01/08	921,563
1,875	Entergy Gulf States, Inc.	5.76†	12/01/09	1,873,989
2,425	Entergy Gulf States, Inc. - 144A*	6.09†	12/08/08	2,432,171
2,385	Ohio Power Company - IBC (Series K)	6.00	06/01/16	2,477,517
1,015	Public Service Electric & Gas Co. (Series G)	5.125	09/01/12	1,011,685
1,475	Texas Eastern Transmission, LP	7.00	07/15/32	1,649,929
1,440	TXU Energy Co.	7.00	03/15/13	1,498,317
				25,656,848

	Electrical Products (0.9%)
1,945	Cooper Industries, Inc.	5.25	07/01/07	1,942,018
1,580	Cooper Industries, Inc.	5.25	11/15/12	1,578,766
				3,520,784
	Environmental Services (1.4%)
5,155	Waste Management, Inc.	7.375	08/01/10	5,488,095

	Finance/Rental/Leasing (4.6%)
325	CIT Group, Inc.	7.375	04/02/07	325,000
4,055	Countrywide Home Loans, Inc. (Series L)	3.25	05/21/08	3,963,896
2,990	Ford Motor Credit Co.	7.25	10/25/11	2,908,753
3,120	MBNA Corp. (Series F)	5.798†	05/05/08	3,135,765
4,660	Residential Capital LLC	6.375	06/30/10	4,662,111
3,000	SLM Corp. (Series MTN)	5.515†	07/26/10	2,999,700
				17,995,225
	Financial Conglomerates (2.7%)
330	Bank One Corp. (Series A)	6.00	02/17/09	334,834
4,600	General Motors Acceptance Corp.	6.875	09/15/11	4,608,809
5,290	JPMorgan Chase & Co.	6.75	02/01/11	5,567,672
				10,511,315
	Food Retail (0.8%)
920	Delhaize America, Inc.	9.00	04/15/31	1,109,999
1,930	Fred Meyer, Inc.	7.45	03/01/08	1,967,160
				3,077,159
	Food: Major Diversified (1.2%)
1,045	ConAgra Foods, Inc.	7.00	10/01/28	1,115,756
1,040	ConAgra Foods, Inc.	8.25	09/15/30	1,269,742
2,585	Sara Lee Corp.	6.125	11/01/32	2,396,688
				4,782,186
	Food: Meat/Fish/Dairy (0.3%)
790	Pilgrim’s Pride Corp.	7.625	05/01/15	791,975
350	Pilgrim’s Pride Corp.	9.625	09/15/11	365,750
				1,157,725
	Gas Distributors (1.2%)
815	Keyspan Corp.	4.90	05/16/08	812,409
1,870	NiSource Finance Corp.	5.93	11/23/09	1,873,229
1,785	Sempra Energy	4.621	05/17/07	1,783,083
				4,468,721
	Home Furnishings (0.5%)
1,970	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	2,089,240

	Home Improvement Chains (0.3%)
1,185	Home Depot, Inc.	5.475†	12/16/09	1,187,201

	Insurance Brokers/Services (1.6%)
2,505	Farmers Exchange Capital - 144A*	7.05	07/15/28	2,575,380
3,105	Farmers Insurance Exchange - 144A*	8.625	05/01/24	3,701,604
				6,276,984
	Major Banks (4.0%)
1,660	HSBC Finance Corp.	6.75	05/15/11	1,750,296
1,800	Huntington National Bank (Series T)	4.375	01/15/10	1,758,560
1,580	Popular North America, Inc. (Series F)	5.65	04/15/09	1,590,330
4,910	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	5.405†	10/24/08	4,912,971
5,000	Wells Fargo Bank NA	7.55	06/21/10	5,353,290
				15,365,447
	Major Telecommunications (4.8%)
3,245	AT&T Corp.	8.00	11/15/31	4,022,181
2,520	France Telecom S.A. (France)	8.50	03/01/31	3,284,770
2,165	SBC Communications, Inc.	6.15	09/15/34	2,137,779
2,005	Sprint Capital Corp.	8.75	03/15/32	2,371,526
3,645	Telecom Italia Capital SpA (Luxembourg)	4.00	01/15/10	3,523,829
2,715	Telefonica Europe BV (Netherlands)	8.25	09/15/30	3,261,777
				18,601,862
	Media Conglomerates (1.8%)
4,725	Time Warner, Inc.	5.59†	11/13/09	4,735,778
2,320	Viacom,Inc.	6.875	04/30/36	2,345,891
				7,081,669

	Medical Specialties (0.8%)
3,135	Hospira, Inc.	5.83†	03/30/10	3,144,405

	Motor Vehicles (0.7%)
1,490	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	1,609,616
1,015	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	1,271,273
				2,880,889
	Multi-Line Insurance (2.4%)
4,060	American General Finance Corp. (Series H)	4.625	09/01/10	3,986,575
5,000	Nationwide Financial Services, Inc.	8.00	03/01/27	5,190,870
				9,177,445
	Oil & Gas Pipelines (1.3%)
2,665	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16	2,502,925
2,310	Plains All American Pipeline L.P.	6.70	05/15/36	2,371,351
				4,874,276
	Oil Refining/Marketing (0.3%)
1,210	Valero Energy Corp.	3.50	04/01/09	1,174,086

	Other Metals/Minerals (0.7%)
2,435	Brascan Corp. (Canada)	7.125	06/15/12	2,609,906

	Property - Casualty Insurers (1.7%)
2,500	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	2,476,953
2,945	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	3,121,780
825	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371	11/16/07	821,628
				6,420,361
	Railroads (2.1%)
2,774	Burlington Northern Santa Fe Corp. (Series 95-A)	7.97	01/01/15	3,018,176
1,470	Norfolk Southern Corp.	7.35	05/15/07	1,473,099
2,925	Union Pacific Corp.	6.625	02/01/08	2,955,537
790	Union Pacific Corp. (Series E)	6.79	11/09/07	795,471
				8,242,283
	Real Estate Development (0.4%)
1,341	World Financial Properties - 144A*	6.91	09/01/13	1,408,428
171	World Financial Properties - 144A*	6.95	09/01/13	179,909
				1,588,337
	Restaurants (0.4%)
1,345	Tricon Global Restaurants, Inc.	8.875	04/15/11	1,511,459

	Savings Banks (3.2%)
500	Household Finance Corp.	4.125	11/16/09	488,432
1,140	Household Finance Corp.	6.375	10/15/11	1,189,509
1,915	Household Finance Corp.	8.00	07/15/10	2,077,310
4,655	Sovereign BanCorp	5.58†	03/23/10	4,656,466
3,630	Washington Mutual Inc.	8.25	04/01/10	3,924,222
				12,335,939
	Total Corporate Bonds (Cost $214,377,159)			216,303,593

	U.S. Government Agencies & Obligations (15.7%)
3	Federal Home Loan Mortgage Corp.	11.50	05/01/19	3,402
	Federal Home Loan Mortgage Corp. Gold
5		6.50	12/01/28	4,803
28		8.50	01/01/22 - 12/01/24	29,625
	Federal National Mortgage Assoc.
126		7.50	06/01/28 - 04/01/32	131,738
1,595		8.00	08/01/29 - 04/01/32	1,686,893
2		9.00	06/01/21 - 01/01/25	2,291
	Government National Mortgage Assoc.
1		7.50	04/15/24	892
511		8.00	10/15/24 - 11/15/29	542,835
85		8.50	09/15/21 - 03/01/28	90,925
100		9.00	07/15/24 - 11/15/24	108,623
6		10.00	05/15/16 - 04/15/19	6,823

		U.S. Treasury Bonds
	31,575		6.125 - 6.375	08/15/27 - 08/15/29	36,875,456
		U.S. Treasury Notes
	5,765		4.25	08/15/13††	5,671,146
	15,850		4.25	11/15/13	15,557,155

		Total U.S. Government Agencies & Obligations (Cost $61,963,638)			60,712,607

		Asset-Backed Securities (3.3%)
		Finance/Rental/Leasing
	444	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	440,133
	1,135	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	1,129,143
	874	Ford Credit Auto Owner Trust 2005-B A3	4.17	01/15/09	870,770
	2,032	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	1,997,758
	836	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	831,741
	3,500	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	3,498,513
	2,425	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	2,415,442
	3	USAA Auto Owner Trust 2004-2 A3	3.03	06/16/08	3,297
	1,101	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	1,094,896
	609	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	607,091

		Total Asset-Backed Securities (Cost $12,967,667)			12,888,784

		Foreign Government Obligations (0.7%)
MXN	18,385	Mexican Fixed Rate Bonds (Series MI10) (Mexico)	9.50	12/18/14	1,854,232
$1,545		Republic of Argentina (Argentina)	5.83	12/31/33	741,600

		Total Foreign Government Obligations (Cost $2,515,073)			2,595,832

		Short-Term Investments (25.4%)
		U.S. Government Obligations (a) (0.2%)
		U.S. Treasury Bills**
	30		4.875	07/12/07	29,590
	700		4.915	07/12/07	690,347

		Total U.S. Government Obligations (Cost $719,737)			719,937

		Repurchase Agreements (25.2%)
	97,214	Joint repurchase agreement account (dated 03/30/07; proceeds $97,257,180) (b) (Cost $97,214,000)	5.33	04/02/07	97,214,000

	485	The Bank of New York (dated 03/30/07; proceeds $485,059) (c) (Cost $484,847)	5.25	04/02/07	484,847

		Total Repurchase Agreements (Cost $97,698,847)			97,698,847

		Total Short-Term Investments (Cost $98,418,584)			98,418,784

		Total Investments (Cost $390,242,121) (d) (e)		101.0%	390,919,600

		LiabiIities in Excess of Other Assets		(1.0)	(3,776,730)

		Net Assets		100.0%	$387,142,870

MTN	Medium Term Note.
MXN	Mexican New Peso.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $673,640.
†	Floating rate security, rate shown is the rate in effect at March 31, 2007.
††	Security purchased on a forward commitment basis.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collaterized by federal agency and U.S. Treasury Obligations.
(c)	Collaterized by Federal National Mortgage Assoc. 5.50% due 08/01/36 value at $494,544.
(d)	Securities have been designated as collateral in a amount equal to $110,739,068 in connection with open futures contracts and swap contracts.
(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,246,233 and the aggregate gross unrealized depreciation is $3,568,754 resulting in net unrealized appreciation of $677,479.

Morgan Stanley Variable Investments Series - Income Plus

Portfolio of Investments March 31, 2007 (unaudited)

FUTURES CONTRACTS OPEN AT MARCH 31, 2007:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
418	Long	U.S. Treasury Note 10 Year,
		June 2007	$45,196,250	$145,437
24	Short	U.S. Treasury Note 2 Year,
		June 2007	2,539,125	8,934
132	Long	U.S. Treasury Note 5 Year,
		June 2007	27,045,562	(36,337)
277	Long	U.S. Treasury Bond 20 Year,
		June 2007	30,816,250	(137,199)

	Net Unrealized Depreciation			$(19,165)

Morgan Stanley Variable Investments Series - Income Plus

Portfolio of Investments March 31, 2007 (unaudited)

Credit Default Swap Contracts Open at March 31, 2007:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	PAY/RECEIVE	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	FIXED RATE	DATE	(DEPRECIATION)

Goldman Sachs Capital Markets, L.P. Dow Jones CDX.NA.IG.HVOL.6 Index	Buy	$15,900	0.75%	June 20, 2011	$20,177

Goldman Sachs International The Hartford Financial Services Group Inc.	Buy	3,900	0.12	December 20, 2011	98

Goldman Sachs International Southwest Airlines Co.	Buy	4,000	0.22	December 20, 2011	14,068

Goldman Sachs International Motorola, Inc.	Buy	1,270	0.15	December 20, 2011	14,308

Goldman Sachs International Motorola, Inc.	Buy	2,640	0.157	December 20, 2011	28,966

Goldman Sachs International Union Pacific Corporation	Buy	1,950	0.20	December 20, 2011	24,196

Goldman Sachs International Dow Jones CDX.NA.HVOL.	Buy	7,850	0.75	December 20, 2011	31,438

Goldman Sachs International Chubb Corp.	Buy	3,900	0.10	March 20, 2012	4,017

Goldman Sachs International Dell Inc.	Buy	1,960	0.22	March 20, 2012	472

Citigroup Global Tyco International Ltd.	Buy	1,200	0.43	March 20, 2012	1,162

Citigroup Global Tyco International Ltd.	Buy	2,300	0.43	March 20, 2012	2,226

Goldman Sachs International Gap Inc.	Buy	2,360	1.19	March 20, 2012	(19,484)

Goldman Sachs International Countrywide Home Loan	Sell	1,965	0.60	March 20, 2012	(7,988)

Goldman Sachs International Countrywide Home Loan	Sell	2,000	0.66	March 20, 2012	(2,906)

Goldman Sachs International Residential Capital LL.	Sell	3,950	2.00	March 20, 2017	(63,350)

	Net Unrealized Appreciation				$47,400

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  March 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (91.6%)
	Advertising/Marketing Services (2.0%)
$75	Advanstar Communications, Inc.	10.75%	08/15/10	$81,562
445	Idears Inc. - 144A*	8.00	11/15/16	460,019
220	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	207,900
380	Valassis Communications Inc. - 144A*(a)	8.25	03/01/15	375,250
				1,124,731
	Aerospace & Defense (1.2%)
650	K&F Acquisition Inc.	7.75	11/15/14	693,875

	Aluminum (1.3%)
665	Novelis, Inc. (Canada)	7.25**	02/15/15	706,563

	Apparel/Footwear (1.9%)
600	Levi Strauss & Co.	10.11**	04/01/12	612,000
225	Oxford Industries, Inc.	8.875	06/01/11	234,000
205	Phillips-Van Heusen Corp.(a)	7.25	02/15/11	210,638
				1,056,638
	Apparel/Footwear Retail (0.6%)
330	Brown Shoe Co., Inc.	8.75	05/01/12	351,450

	Auto Parts: O.E.M. (0.7%)
400	ArvinMeritor, Inc.(a)	8.75	03/01/12	415,000

	Broadcasting (1.1%)
375	LIN Television Corp.	6.50	05/15/13	368,906
255	Umbrella Acquisition - 144A*(a)	9.75	03/15/15	255,319
				624,225
	Building Products (1.9%)
115	Interface Inc.	7.30	04/01/08	117,588
275	Interface Inc.	9.50	02/01/14	300,438
145	Interface Inc.	10.375	02/01/10	160,588
505	Nortek Inc.	8.50	09/01/14	493,638
				1,072,252
	Cable/Satellite TV (3.2%)
565	Cablevision Systems Corp. (Series B)	9.87**	04/01/09	601,725
182	CCH I LLC/CCH I Cap Co.	11.00	10/01/15	189,735
350	Echostar DBS Corp.	6.625	10/01/14	353,063
85	Intelsat Bermuda Ltd. - 144A* (Bermuda)	8.876	01/15/15	87,125
45	Intelsat Sub Holdings Co. Ltd. (Bermuda)	8.25	01/15/13	47,138
440	Intelsat Sub Holdings Co. Ltd. (Bermuda)	8.625	01/15/15	473,000
65	NTL Cable PLC (United Kingdom) (a)	8.75	04/15/14	67,925
				1,819,711
	Casino/Gaming (5.7%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (c) (g)	13.50	03/01/10	0
680	Isle of Capri Casinos	7.00	03/01/14	669,800
555	Las Vegas Sands Corp.	6.375	02/15/15	532,800
1,225	MGM Mirage Inc.	6.00	10/01/09	1,232,656
7,210	Resort At Summerlin LP/Ras Co. (Series B) (b) (c) (g)	13.00†	12/15/07	0
700	Station Casinos, Inc.	6.00	04/01/12	681,625
85	Station Casinos, Inc.	7.75	08/15/16	87,656
				3,204,537
	Chemicals: Agricultural (0.5%)
295	Terra Capital Inc. - 144A*	7.00	02/01/17	295,000

	Chemicals: Major Diversified (0.5%)
290	Westlake Chemical Corp.	6.625	01/15/16	284,200

	Chemicals: Specialty (4.7%)
490	Equistar Chemical Funding	10.125	09/01/08	518,175
137	Innophos, Inc.	13.38**†	02/15/15	143,716
270	Innophos, Inc.	8.875	08/15/14	280,800
250	Koppers Industry, Inc.	9.875††	11/15/14	211,563
175	Koppers Industry, Inc.	9.875	10/15/13	190,750
318	Millennium America, Inc.	9.25	06/15/08	331,515
275	Nalco Co.	7.75	11/15/11	283,250
385	Nalco Co.(a)	8.875	11/15/13	410,988
275	Rockwood Specialties Group, Inc.	10.625	05/15/11	291,500
				2,662,257

		Coal (1.3%)
	140	Foundation PA Coal Co.	7.25	08/01/14	142,450
	635	Massey Energy Co.	6.875	12/15/13	605,631
					748,081
		Containers/Packaging (4.2%)
	560	Berry Plastics Holding Corp.	8.875	09/15/14	575,400
	155	Graham Packaging Company Inc.(a)	8.50	10/15/12	158,100
	415	Graham Packaging Company Inc. (a)	9.875	10/15/14	425,375
	430	Graphic Packaging International Corp.	9.50	08/15/13	459,562
	400	Owens-Brockway Glass Containers Corp.	8.75	11/15/12	423,000
	60	Owens-Illinois, Inc.	7.35	05/15/08	60,600
	285	Owens-Illinois, Inc.(a)	7.50	05/15/10	290,700
					2,392,737
		Data Processing Services (0.7%)
	345	Sungard Data Systems Inc.	9.125	08/15/13	371,738

		Electric Utilities (4.6%)
	370	AES Corp. (The)	7.75	03/01/14	390,350
	42	AES Corp. (The)	8.875	02/15/11	45,360
	54	AES Corp. (The)	9.375	09/15/10	58,995
	150	AES Corp. (The) - 144A*	9.00	05/15/15	161,063
	595	CMS Energy Corp.(a)	7.50	01/15/09	613,594
	275	IPALCO Enterprises, Inc.	8.375	11/14/08	285,313
	115	IPALCO Enterprises, Inc.	8.625	11/14/11	124,631
	290	Nevada Power Co.	8.25	06/01/11	320,340
	271	Nevada Power Co.	9.00	08/15/13	293,740
	303	PSEG Energy Holdings Inc.	8.625	02/15/08	310,196
					2,603,582
		Electrical Products (1.3%)
	155	Balder Electric Co.	8.625	02/15/17	164,687
	540	Ormat Funding Corp.	8.25	12/30/20	549,100
					713,787
		Environmental Services (1.4%)
	280	Allied Waste North America, Inc.(a)	5.75	02/15/11	274,400
	120	Allied Waste North America, Inc.	6.375	04/15/11	120,300
	355	Allied Waste North America, Inc.	7.875	04/15/13	370,088
	9	Allied Waste North America, Inc.	9.25	09/01/12	9,540
					774,328
		Finance/Rental/Leasing (2.4%)
	415	Ford Motor Credit Co.	7.25	10/25/11	403,723
	380	Ford Motor Credit Corp.	5.80	01/12/09	372,914
	350	Residential Capital Corp.	6.375	06/30/10	350,159
	225	Residential Capital LLC	6.50	04/17/13	223,138
					1,349,934
		Financial Conglomerates (1.9%)
	460	General Motors Acceptance Corp.	4.375	12/10/07	454,274
	600	General Motors Acceptance Corp.	6.875	09/15/11	601,149
					1,055,423
		Food Retail (1.0%)
	184	CA FM Lease Trust - 144A*	8.50	07/15/17	199,223
	350	Delhaize America, Inc.	8.125	04/15/11	384,591
					583,814
		Food: Meat/Fish/Dairy (3.8%)
	290	Michael Foods Inc. (Series B)	8.00	11/15/13	295,800
	470	Pilgrim’s Pride Corp.	7.625	05/01/15	471,175
	710	Pilgrim’s Pride Corp.	9.625	09/15/11	741,950
	75	Smithfield Foods Inc.	7.75	05/15/13	77,813
	535	Smithfield Foods Inc. (Series B)	8.00	10/15/09	560,413
					2,147,151
		Forest Products (1.4%)
	260	Covalence Specialty Material - 144A*(a)	10.25	03/01/16	261,300
	220	Crown Americas, Inc.	7.625	11/15/13	227,425
EUR	200	Crown Euro Holdings SA (France)	6.25	09/01/11	276,428
					765,153
		Home Furnishings (0.6%)
$355		Jarden Corp.	7.50	05/01/17	360,325

		Hospital/Nursing Management (3.6%)
	515	Community Health System Inc.	6.50	12/15/12	533,025
	290	HCA, Inc	6.25	02/15/13	264,262
	255	HCA, Inc.	5.75	03/15/14	218,344
	95	HCA, Inc.	6.30	10/01/12	89,062
	150	HCA, Inc.(a)	6.50	02/15/16	128,437
	200	HCA, Inc.	8.70	02/10/10	210,225
	90	HCA, Inc.	8.75	09/01/10	94,612
	210	Sun Healthcare Group Inc. - 144A*	9.125	04/15/15	216,300
	165	Tenet Healthcare Corp.	7.375	02/01/13	154,069
	130	Tenet Healthcare Corp.(a)	9.875	07/01/14	131,950
					2,040,286

	Industrial Machinery (0.2%)
100	Goodman Global Holding Company, Inc. (Series B)	8.36**	06/15/12	101,000

	Industrial Specialties (1.6%)
560	Johnsondiversey, Inc.	9.625	05/15/12	588,000
271	UCAR Finance, Inc.	10.25	02/15/12	285,905
				873,905
	Media Conglomerates (1.1%)
581	Canwest Media Inc. (Canada)	8.00	09/15/12	604,241

	Medical Specialties (1.3%)
655	Fisher Scientific International, Inc.	6.125	07/01/15	657,432
65	Invacare Corp. - 144A*	9.75	02/15/15	65,650
				723,082
	Medical/Nursing Services (1.8%)
330	DaVita Inc.	6.625	03/15/13	331,650
570	Fresenius Medical Care Capital Trust	7.875	06/15/11	601,350
95	Fresenius Medical Care Capital Trust II	7.875	02/01/08	96,425
				1,029,425
	Metal Fabrications (0.9%)
460	Hexcell Corp.	6.75	02/01/15	456,704
45	Northwest Pipeline Corp.	8.125	03/01/10	47,053
				503,757
	Miscellaneous Commercial Services (1.3%)
150	Iron Mountain Inc.	7.75	01/15/15	153,750
585	Iron Mountain Inc.	8.625	04/01/13	604,890
				758,640
	Miscellaneous Manufacturing (0.5%)
320	Propex Fabrics Inc.	10.00	12/01/12	280,800

	Motor Vehicles (0.6%)
175	General Motors Corp.(a)	7.125	07/15/13	164,062
215	General Motors Corp.(a)	8.375	07/15/33	194,037
				358,099
	Oil & Gas Pipelines (4.1%)
295	Colorado Interstate Gas Co.	6.80	11/15/15	315,202
495	El Paso Production Holdings	7.75	06/01/13	519,750
375	Pacific Energy Partners/Finance	7.125	06/15/14	392,043
265	Sandridge Energy	8.625	04/01/15	269,638
735	Williams Companies, Inc. (The)	7.875	09/01/21	812,175
				2,308,808
	Oil & Gas Production (5.3%)
70	Chaparral Energy, Inc. - 144A*	8.875	02/01/17	70,700
455	Chaparral Energy, Inc.	8.50	12/01/15	451,587
565	Chesapeake Energy Corp.	7.50	09/15/13	593,250
28	Chesapeake Energy Corp.(a)	7.75	01/15/15	29,330
60	Chesepeaks Energy Corp.	7.625	07/15/13	64,050
620	Hilcorp Energy/Finance - 144A*	7.75	11/01/15	612,250
345	Husky Oil Ltd. (Canada)	8.90	08/15/28	360,666
140	Magnum Hunter Resources, Inc.	9.60	03/15/12	147,000
250	Opti Canada Inc. - 144A* (Canada)	8.25	12/15/14	261,250
410	Pogo Producing Co.(a)	6.875	10/01/17	401,800
				2,991,883
	Oilfield Services/Equipment (1.6%)
205	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	212,175
135	Hanover Compressor Co.	8.625	12/15/10	142,425
185	Hanover Compressor Co.	9.00	06/01/14	201,188
128	Hanover Equipment Trust 2001 A (Series A)	8.50	09/01/08	129,280
210	Hanover Equipment Trust 2001 B (Series B)	8.75	09/01/11	219,450
				904,518
	Other Transportation (1.1%)
650	CHC Helicopter Corp. (Canada)	7.375	05/01/14	635,375

	Pharmaceuticals: Major (1.4%)
490	VWR International Inc.	6.875	04/15/12	497,350
260	Warner Chilcott Corp.	8.75	02/01/15	272,350
				769,700
	Publishing: Books/Magazines (1.4%)
206	Dex Media East/Finance	12.125	11/15/12	225,827
327	Dex Media West/Finance	9.875	08/15/13	358,474
215	PGS Solutions Inc. - 144A*	9.625	02/15/15	217,823
				802,124
	Pulp & Paper (0.8%)
340	Georgia Pacific Corp. - 144A*	7.125	01/15/17	342,550
110	Glatfelter P.H.	7.125	05/01/16	112,200
				454,750
	Real Estate Investment Trusts (1.3%)
390	Host Marriott LP	6.375	03/15/15	389,025
335	Host Marriott LP	7.125	11/01/13	344,213
				733,238

		Restaurants (0.4%)
	50	Aramark Corp. - 144A*	8.50	02/01/15	52,250
	25	Aramark Corp. - 144A*	8.86	02/01/15	25,812
	165	Aramark Services Inc.	5.00	06/01/12	148,912
					226,974
		Semiconductors (0.6%)
	365	Freescale Semiconductor - 144A*	8.875	12/15/14	367,281

		Services to the Health Industry (1.1%)
	270	National Mentor Holdings Inc.	11.25	07/01/14	296,325
	345	Omnicare Inc.	6.75	12/15/13	348,019
					644,344
		Specialty Stores (3.3%)
	150	Asbury Automotive Grp. - 144A*	7.625	03/15/17	151,125
	580	Petro Stopping Centers LP/Petro Financial Corp.	9.00	02/15/12	600,300
	770	Sonic Automotive, Inc.	8.625	08/15/13	804,650
	280	United Auto Group, Inc.	7.75	12/15/16	284,200
					1,840,275
		Specialty Telecommunications (2.1%)
	320	American Tower Corp.	7.125	10/15/12	331,200
	310	American Tower Corp.	7.50	05/01/12	323,175
	98	Panamsat Corp.	9.00	08/15/14	106,575
	445	Qwest Communications International	8.86**	02/15/09	451,675
					1,212,625
		Telecommunications (1.4%)
	357	Axtel SA (Mexico)	11.00	12/15/13	398,947
	615	Exodus Communications, Inc. (b) (c) (g)	11.625	07/15/10	0
	135	Nordic Tel Company - 144A* (Denmark)	8.875	05/01/16	145,125
	4,679	Rhythms Netconnections, Inc.(b) (c) (g)	12.75	04/15/09	0
EUR	110	TDC AS (Denmark)	6.50	04/19/12	153,578
$100		U.S. West Communications Corp.(a)	5.625	11/15/08	100,500
					798,150
		Tobacco (0.5%)
	295	RJ Reynolds Tobacco Holdings	6.50	07/15/10	303,998

		Trucks/Construction/Farm Machinery (0.7%)
	347	Manitowoc Inc. (The)	10.50	08/01/12	370,856

		Wholesale Distributors (0.8%)
	440	RBS Global & Rexnold Corp.(a)	9.50	08/01/14	459,800

		Wireless Telecommunications (0.9%)
	460	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75	12/01/15	529,000

		Total Corporate Bonds (Cost $67,253,769)			51,803,426

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE
		Convertible Bond (0.7%)
		Telecommunication Equipment
$370		Nortel Networks Corp. (Canada) (Cost $363,312)	4.25	09/01/08	367,225

		Foreign Government Obligation (0.4%)
MXN	2,360	Mexican Fixed Rate Bonds (Series M20) (Mexico) (Cost $240,273)	9.50	12/18/14	238,019

NUMBER OF
SHARES
	Common Stocks (0.6%)
	Casino/Gaming (0.0%)
2,000	Fitzgeralds Gaming Corp. +(e) (g)	0

	Food: Specialty/Candy (g) (0.0%)
436	SFAC New Holdings Inc. (d)	0
2,375	SFAC New Holdings Inc. ++ (d)	0
120,000	Specialty Foods Acquisition Corp. - 144A*	0
		0
	Restaurants (e) (g) (0.1%)
7,750	American Restaurant Group Holdings, Inc. - 144A*	0
37,167	American Restaurant Group Holdings, Inc. (d)	0
4,366	American Restaurant Group Holdings, Inc. (d)	0
3,374	American Restaurant Group Holdings, Inc. (d)	26,992
92,158	Catalina Restaurant Group (escrow) (d)	922
		27,914

	Specialty Telecommunications (d) (e) (0.0%)
12,688	Birch Telecom Inc. +++ (c) (g)	127
131,683	PFB Telecom NV (Series B) (g)	0
565	XO Holdings, Inc.	2,898
		3,025
	Telecommunications (0.0%)
2,251	Viatel Holdings Bermuda Ltd. (ADR) (Bermuda) (d) (e)	11

	Textiles (0.0%)
298,461	U.S. Leather, Inc. (d) (e) (g)	0

	Wireless Telecommunications (d) (0.5%)
4,000	NII Holdings, Inc.(a)	296,720
521	USA Mobility, Inc. (a)	10,384
38,444	Vast Solutions, Inc. (Class B1) (e) (f) (g)	0
38,444	Vast Solutions, Inc. (Class B2) (e) (f) (g)	0
38,444	Vast Solutions, Inc. (Class B3) (e) (f) (g)	0
		307,104
	Total Common Stocks (Cost $42,346,959)	338,054

NUMBER OF		EXPIRATION
SHARES		DATE
	Warrants (e) (0.0%)
	Casino/Gaming (g) (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0
6,000	Resort At Summerlin LP - 144A*	12/15/07	0
			0
	Personnel Services (0.0%)
42,250	Comforce Corp. - 144A* (g)	12/01/09	0

	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. - 144A* (g)	08/15/08	0

	Specialty Telecommunications (d) (0.0%)
1,132	XO Holdings, Inc. (Series A)	01/16/10	1,019
849	XO Holdings, Inc. (Series B)	01/16/10	441
849	XO Holdings, Inc. (Series C)	01/16/10	212
			1,672
	Total Warrants (Cost $128,479)		1,672

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (16.0%)
	Repurchase Agreements (6.5%)
$3,425	Joint repurchased agreemnet account (dated 04/02/07; proceeds $3,426,521) (f) (Cost $3,425,000)	5.33	04/02/07	3,425,000

266	The Bank of New York (dated 03/30/07; proceeds $266,106) (h) (Cost $265,990)	5.25	04/02/07	265,990

	Total Repurchase Agreements			3,690,990

	Security Purchased From Securities Lending Collateral (a) (9.5%)
5,339	The Bank of New York Institutional Cash Reserve Fund (Cost $5,339,066)			5,339,066

	Total Short-Term Investments (Cost $9,030,056)			9,030,056

	Total Investments (Cost $119,362,848) (i)		109.3%	61,778,452
	Liabilities in Excess of Other Assets		(9.3)	(5,235,825)
	Net Assets		100.0%	$56,542,627

*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at March 31, 2007.
+	Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.
++	Resale is restricted, acquired (06/10/99) at a cost basis of $24.
+++	Resale is restricted, acquired (between 03/06/98 and 08/25/98) at a cost basic of $6,473,685.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
(a)

As of March 31, 2007 all or a portion of this security with a total value of $5,132,778 was on loan and secured by collateral of $5,339,066 which was received as cash and subsequently invested in the Bank of New York Institutional Cash

Reserve Fund as reported in the portfolio of investments.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Collateralized by federal agency and U.S. Treasury obligations.
(g)

Securities with total market value equal to $28,041 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(h)	Collateralized by Federal National Mortgage Assoc. 5.5% due 08/01/36 valued at $271,310.
(i)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,338,581 and the aggregate gross unrealized depreciation is $58,922,977, resulting in net unrealized depreciation of $57,584,396.

Forward Foreign Currency Contracts Open at March 31, 2007

	CONTRACTS	IN	DELIVERY	UNREALIZED
	TO DELIVER	EXCHANGE FOR	DATE	DEPRECIATION

EUR	333,000	$433,916	04/30/07	$(11,324)

Currency Abbreviations
EUR	Euro
MXN	Mexican New Peso

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.3%)
	Electric Utilities (64.3%)
215,000	AES Corp. (The)*	4,626,800
90,000	Allegheny Energy, Inc.*	4,422,600
45,000	Ameren Corp. (b)	2,263,500
94,000	American Electric Power Co., Inc.	4,582,500
34,000	Cleco Corp.	878,220
52,000	Consolidated Edison, Inc. (b)	2,655,120
50,000	Constellation Energy Group, Inc.	4,347,500
30,000	Covanta Holding Corp. (b)*	665,400
53,000	Dominion Resources, Inc. (b)	4,704,810
75,000	DPL, Inc. (b)	2,331,750
35,000	DTE Energy Co. (b)	1,676,500
161,432	Duke Energy Corp.	3,275,455
113,000	Edison International	5,551,690
60,000	Entergy Corp. (b)	6,295,200
83,000	Exelon Corp.	5,702,930
87,000	FirstEnergy Corp.	5,762,880
110,000	FPL Group, Inc. (b)	6,728,700
58,000	Mirant Corp.*	2,346,680
72,000	NRG Energy, Inc. (b)*	5,186,880
70,000	NSTAR	2,458,400
115,000	PG&E Corp.	5,551,050
34,000	Pinnacle West Capital Corp. (b)	1,640,500
73,000	PNM Resources Inc. (b)	2,357,900
145,000	PPL Corp.	5,930,500
70,000	Public Service Enterprise Group	5,812,800
70,000	Reliant Energy, Inc. (b)*	1,422,400
105,000	SCANA Corp.	4,532,850
108,000	Southern Co. (The) (b)	3,958,200
77,000	TXU Corp.	4,935,700
90,000	Wisconsin Energy Corp.	4,366,800
		116,972,215
	Energy (16.9%)
104,000	AGL Resources, Inc.	4,442,880
98,861	Dynegy, Inc. (Class A)*	915,453
70,000	Equitable Resources, Inc.	3,382,400
135,000	MDU Resources Group, Inc.	3,879,900
51,000	New Jersey Resources Corp.	2,552,550
37,000	Questar Corp.	3,300,770
94,000	Sempra Energy	5,734,940
83,216	Spectra Energy Corp.	2,186,084
151,000	Williams Companies, Inc. (The)	4,297,460
		30,692,437
	Telecommunications (17.1%)
57,932	ALLTEL Corp.	3,591,784
40,000	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)*	1,911,600
173,221	AT&T Inc.	6,830,104
38,000	Citizens Communications Co.	568,100
87,000	Crown Castle International Corp. (b)*	2,795,310
21,000	NII Holdings, Inc. (b)*	1,557,780
70,000	Qwest Communications International, Inc. (b)*	629,300
70,000	Rogers Communications, Inc. (Class B)	2,293,200
37,860	Telefonica de Espana S.A. (ADR) (Spain)	2,513,905
88,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	2,939,200
100,120	Verizon Communications, Inc.	3,796,550
120,965	Windstream Corp.	1,776,976
		31,203,809

	Total Common Stocks (Cost $90,007,323)	178,868,461

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (20.4%)
	Security Purchased from Securities Lending Collateral (18.3%)
$33,329	The Bank of New York Institutional Cash Reserve Fund (Cost $33,329,108)		33,329,108

	Repurchase Agreement (2.1%)
3,870	Joint repurchase agreement account 5.33% due 04/02/07 (dated 03/30/07; proceeds $3,871,719) (a) (Cost $3,870,000)		3,870,000

	Total Short-Term Investments (Cost $37,199,108)		37,199,108

	Total Investments (Cost $127,206,431) (c )	118.7%	216,067,569

	Liabilities in Excess of Other Assets	(18.7)	(34,009,898)

	Net Assets	100.0%	$182,057,671

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

As of March 31, 2007 all or a portion of this security with a total value of $32,232,800 was on loan and secured by collateral of $33,329,108 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $88,967,501 and the aggregate gross unrealized depreciation is $106,363, resulting in net unrealized appreciation of $88,861,138.

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (64.9)%
	Aerospace & Defense (1.2%)
3,590	Northrop Grumman Corp.	266,450
12,160	Raytheon Co.	637,914
		904,364
	Beverages: Non-Alcoholic (1.2%)
18,700	Coca-Cola Co. (The)	897,600

	Broadcasting (0.3%)
5,869	Clear Channel Communications, Inc.	205,650

	Cable/Satellite TV (0.5%)
13,380	Comcast Corp. (Class A)*	347,211

	Chemicals: Major Diversified (2.9%)
25,640	Bayer AG (ADR) (Germany)	1,640,191
11,940	E.I. du Pont de Nemours & Co.	590,194
		2,230,385
	Computer Processing Hardware (0.2%)
4,711	Hewlett-Packard Co.	189,100

	Discount Stores (1.1%)
18,400	Wal-Mart Stores, Inc.	863,880

	Drugstore Chains (0.1%)
16,000	Rite Aid Corp.*	92,320

	Electric Utilities (3.1%)
13,150	American Electric Power Co., Inc.	641,063
9,953	Entergy Corp.	1,044,269
10,290	FirstEnergy Corp.	681,610
		2,366,942
	Finance/Rental/Leasing (1.4%)
18,060	Freddie Mac	1,074,389

	Financial Conglomerates (4.6%)
31,270	Citigroup, Inc.	1,605,402
38,328	JPMorgan Chase & Co.	1,854,309
		3,459,711
	Food Retail (0.2%)
3,700	SuperValu, Inc.	144,559

	Food: Major Diversified (1.6%)
8,100	ConAgra Foods, Inc.	201,771
11,200	Kraft Foods Inc. (Class A)	354,592
24,240	Unilever N.V. (NY Registered Shares) (Netherlands)	708,293
		1,264,656
	Food: Specialty/Candy (0.9%)
14,020	Cadbury Schweppes PLC (ADR) (United Kingdom)	720,207

	Home Improvement Chains (0.7%)
15,150	Home Depot, Inc. (The)	556,611

	Household/Personal Care (1.1%)
3,750	Kimberly-Clark Corp.	256,838
8,750	Procter & Gamble Co. (The)	552,650
		809,488
	Industrial Conglomerates (4.6%)
38,240	General Electric Co.	1,352,166
3,182	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	138,003
9,510	Siemens AG (ADR) (Germany)	1,019,472
31,900	Tyco International Ltd. (Bermuda)	1,006,445
		3,516,086

	Insurance Brokers/Services (1.6%)
40,120	Marsh & McLennan Companies, Inc.	1,175,115

	Integrated Oil (2.8%)
11,808	ConocoPhillips	807,077
6,890	Exxon Mobil Corp.	519,851
12,260	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	812,838
		2,139,766
	Internet Retail (0.4%)
8,100	Amazon.com, Inc.*	322,299

	Internet Software/Services (0.8%)
18,450	Yahoo! Inc.*	577,301

	Investment Banks/Brokers (2.4%)
570	Goldman Sachs Group, Inc. (The)	117,779
11,770	Merrill Lynch & Co., Inc.	961,256
41,090	Schwab (Charles) Corp. (The)	751,536
		1,830,571

	Life/Health Insurance (0.4%)
12,910	Aegon N.V. (NY Registered Shares) (Netherlands)	257,425

	Major Banks (1.5%)
12,985	Bank of America Corp.	662,495
7,050	PNC Financial Services Group, Inc.	507,389
		1,169,884
	Major Telecommunications (3.5%)
5,206	Embarq Corp.	293,357
15,060	France Telecom S.A. (ADR) (France)	397,584
37,907	Sprint Nextel Corp.	718,717
32,394	Verizon Communications, Inc.	1,228,380
		2,638,038
	Managed Health Care (0.6%)
3,190	CIGNA Corp.	455,085

	Media Conglomerates (3.1%)
68,400	Time Warner, Inc.	1,348,848
23,935	Viacom, Inc. (Class B)*	983,968
		2,332,816
	Medical Specialties (0.7%)
7,050	Applera Corp. - Applied Biosystems Group	208,468
21,600	Boston Scientific Corp.*	314,064
		522,532
	Motor Vehicles (0.8%)
33,300	Ford Motor Co.	262,737
10,790	Honda Motor Co., Ltd. (ADR) (Japan)	376,247
		638,984
	Multi-Line Insurance (0.7%)
5,790	Hartford Financial Services Group, Inc. (The)	553,408

	Oil & Gas Pipelines (0.3%)
9,370	Williams Companies, Inc. (The)	266,670

	Oil & Gas Production (0.2%)
3,400	Occidental Petroleum Corp.	167,654

	Oilfield Services/Equipment (0.8%)
8,950	Schlumberger Ltd. (Netherlands Antilles)	618,445

	Other Consumer Services (0.1%)
3,540	H&R Block, Inc.	74,482

	Packaged Software (1.0%)
43,300	Symantec Corp.*	749,090

	Pharmaceuticals: Major (10.2%)
23,670	Abbott Laboratories	1,320,786

38,440	Bristol-Myers Squibb Co.	1,067,094
19,780	Eli Lilly & Co.	1,062,384
6,590	GlaxoSmithKline PLC (ADR) (United Kingdom)	364,163
25,940	Pfizer, Inc.	655,244
10,380	Roche Holdings AG (ADR) (Switzerland)	920,706
4,580	Sanofi-Aventis (ADR) (France)	199,276
55,060	Schering-Plough Corp.	1,404,581
16,430	Wyeth	821,993
		7,816,227
	Precious Metals (0.8%)
13,890	Newmont Mining Corp.	583,240

	Property - Casualty Insurers (2.8%)
14,730	Chubb Corp. (The)	761,099
18,193	Travelers Companies, Inc, (The)	941,852
6,580	XL Capital Ltd. (Class A) (Cayman Islands)	460,337
		2,163,288
	Regional Banks (0.6%)
11,470	Fifth Third Bancorp	443,774

	Restaurants (0.4%)
6,590	McDonald’s Corp.	296,880

	Semiconductors (0.9%)
17,539	Intel Corp.	335,520
27,310	Micron Technology, Inc.*	329,904
		665,424
	Specialty Stores (0.2%)
5,500	Office Depot, Inc.*	193,270

	Telecommunication Equipment (0.5%)
35,100	Alcatel-Lucent (ADR) (France)	414,882

	Tobacco (1.1%)
9,680	Altria Group, Inc.	850,001

	Total Common Stocks (Cost $40,425,858)	49,559,710

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Convertible Bonds (11.4%)
	Electric Utilities (0.8%)
$173	PG&E Corp.	9.50%	06/30/10	600,743

	Electronic Production Equipment (1.4%)
1,100	Veeco Instruments, Inc.	4.125	12/21/08	1,076,625

	Hotels/Resorts/Cruiselines (2.1%)
1,000	Hilton Hotels Corp. - 144A**	3.375	04/15/23	1,631,250

	Household/Personal Care (2.2%)
1,000	Church & Dwight Co., Inc. - 144A**	5.25	08/15/33	1,682,500

	Internet Retail (1.2%)
901	Amazon.com, Inc.	4.75	02/01/09	898,747

	Media Conglomerates (1.7%)
1,080	Walt Disney Co. (The)	2.125	04/15/23	1,310,850

	Semiconductors (2.0%)
1,450	Intel Corp. - 144A**	2.95	12/15/35	1,261,500
282	Skyworks Solutions, Inc.	4.75	11/15/07	280,943
				1,542,443
	Total Convertible Bonds (Cost $7,203,238)			8,743,158

PRINCIPAL
AMOUNT IN
THOUSANDS
	Corporate Bonds (11.3%)
	Agricultural Commodities/Milling (1.9%)
1,460	Corn Products International Inc.	8.25	07/15/07	1,469,782

	Broadcasting (1.6%)
1,200	Clear Channel Communications, Inc.	8.00	11/01/08	1,243,800

	Building Products (1.7%)
1,200	American Standard, Inc.	8.25	06/01/09	1,267,883

	Home Building (1.6%)
1,200	Toll Corp.	8.25	02/01/11	1,230,000

	Hotels/Resorts/Cruiselines (2.8%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,151,550

	Other Consumer Services (1.7%)
1,200	Chemed Corp.	8.75	02/24/11	1,254,000

	Total Corporate Bonds (Cost $8,912,642)			8,617,015

NUMBER OF
SHARES		VALUE
	Convertible Preferred Stocks (7.8%)
	Financial Conglomerates (1.1%)
27,000	Citigroup Funding Inc. (Series GNW) $1.7006	864,540

	Investment Banks/Brokers (1.4%)
38,000	Lehman Brothers Holdings Inc. (Series GIS) $1.59376	1,041,960

	Life/Health Insurance (1.8%)
44,000	MetLife, Inc. (Series B) $6.375	1,408,000

	Pharmaceuticals: Major (0.5%)
6,200	Schering-Plough Corp. $3.00	364,870

	Property - Casualty Insurers (1.0%)
30,000	Travelers Property Casualty Corp. $1.125	764,400

	Real Estate Investment Trusts (0.6%)
9,000	Equity Residential Properties Trust (Series E) $1.75	481,500

	Telecommunication Equipment (1.4%)
1,000	Lucent Technologies Capital Trust I $77.50	1,035,750

	Total Convertible Preferred Stocks (Cost $5,232,042)	5,961,020

	Investment Trust/Mutual Fund (0.4%)
21,500	iShares MSCI Japan Index Fund (Cost $313,731)	314,115

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (4.9%)
	Repurchase Agreement
	Joint repurchase agreement account 5.33% due 04/02/07 (dated 03/30/07;
$3,748	proceeds $3,749,665) (a) (Cost $3,748,000)		3,748,000

	Total Investments (Cost $65,835,511) (b)	100.7%	76,943,018

	Liabilities in Excess of Other Assets	(0.7)	(603,361)

	Net Assets	100.0%	$76,339,657

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,751,245 and the aggregate gross unrealized depreciation is $1,643,738, resulting in net unrealized appreciation of $11,107,507.

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.7%)
	Aerospace & Defense (3.2%)
106,963	Boeing Co.	$9,510,080
122,626	Northrop Grumman Corp.	9,101,302
		18,611,382
	Apparel/Footwear (1.8%)
127,349	V.F. Corp.	10,521,574

	Beverages: Alcoholic (1.3%)
91,938	Diageo PLC (ADR) (United Kingdom)	7,442,381

	Beverages: Non-Alcoholic (3.2%)
284,251	PepsiCo, Inc.	18,066,994

	Chemicals: Agricultural (0.8%)
86,138	Monsanto Co.	4,734,144

	Computer Communications (2.1%)
468,347	Cisco Systems, Inc.*	11,956,899

	Computer Peripherals (1.5%)
617,229	EMC Corp.*	8,548,622

	Computer Processing Hardware (0.8%)
197,729	Dell Inc.*	4,589,290

	Data Processing Services (3.3%)
249,227	Automatic Data Processing, Inc.	12,062,587
310,069	Western Union Co.	6,806,015
		18,868,602
	Department Stores (1.1%)
138,650	Federated Department Stores, Inc.	6,246,182

	Discount Stores (2.1%)
15,923	Sears Holdings Corp.*	2,868,688
149,844	Target Corp.	8,879,755
		11,748,443
	Drugstore Chains (1.1%)
185,237	CVS/Caremark Corp.	6,323,991

	Electric Utilities (1.8%)
148,783	Exelon Corp.	10,222,880

	Financial Conglomerates (12.1%)
210,047	American Express Co.	11,846,651
414,045	Citigroup, Inc.	21,257,070
303,112	JPMorgan Chase & Co.	14,664,559
167,965	Prudential Financial, Inc.	15,160,521
109,588	UBS AG (Switzerland)	6,512,815
		69,441,616
	Hotels/Resorts/Cruiselines (1.4%)
123,556	Starwood Hotels & Resorts Worldwide, Inc.	8,012,607

	Household/Personal Care (3.2%)
292,124	Procter & Gamble Co. (The)	18,450,552

	Industrial Conglomerates (6.0%)
437,507	General Electric Co.	15,470,247
286,379	United Technologies Corp.	18,614,635
		34,084,882

	Information Technology Services (1.5%)
229,113	Accenture Ltd. (Class A) (Bermuda)	8,830,015

	Integrated Oil (4.0%)
49,000	ConocoPhillips	3,349,150
258,973	Exxon Mobil Corp.	19,539,513
		22,888,663
	Internet Software/Services (1.7%)
6,791	Google Inc. (Class A)*	3,111,365
210,276	Yahoo! Inc.*	6,579,536
		9,690,901
	Investment Banks/Brokers (2.0%)
20,188	Goldman Sachs Group, Inc. (The)	4,171,446
87,694	Merrill Lynch & Co., Inc.	7,161,969
		11,333,415
	Investment Managers (2.1%)
278,987	Mellon Financial Corp.	12,035,499

	Life/Health Insurance (1.2%)
52,042	Lincoln National Corp.	3,527,927
57,455	MetLife, Inc.	3,628,283
		7,156,210
	Major Banks (2.1%)
220,759	Wachovia Corp.	12,152,783

	Major Telecommunications (2.1%)
59,442	ALLTEL Corp.	3,685,404
206,100	AT&T Inc.	8,126,523
		11,811,927
	Managed Health Care (1.5%)
163,612	UnitedHealth Group Inc.	8,666,528

	Media Conglomerates (2.9%)
675,109	Time Warner, Inc.	13,313,149
75,400	Viacom, Inc. (Class B)*	3,099,694
		16,412,843
	Medical Specialties (1.8%)
31,406	Alcon, Inc. (Switzerland)	4,139,939
130,095	Thermo Fisher Scientific, Inc.*	6,081,941
		10,221,880
	Multi-Line Insurance (1.6%)
134,917	American International Group, Inc.	9,069,121

	Office Equipment/Supplies (1.3%)
161,406	Pitney Bowes, Inc.	7,326,218

	Oil & Gas Production (1.7%)
177,595	XTO Energy Inc.	9,733,982

	Oil Refining/Marketing (0.6%)
33,600	Marathon Oil Corp.	3,320,688

	Oilfield Services/Equipment (3.0%)
81,188	Cameron International Corp.*	5,097,795
110,979	Schlumberger Ltd. (Netherlands Antilles)	7,668,649
94,191	Weatherford International Ltd. (Bermuda)*	4,248,014
		17,014,458
	Other Consumer Services (1.0%)
172,903	eBay Inc.*	5,731,734

	Packaged Software (2.3%)
476,787	Microsoft Corp.	13,288,054

	Pharmaceuticals: Major (8.4%)
124,600	Abbott Laboratories	6,952,680
238,335	Johnson & Johnson	14,362,067
489,724	Pfizer, Inc.	12,370,428
288,852	Wyeth	14,451,266
		48,136,441

	Property - Casualty Insurers (1.4%)
114,425	XL Capital Ltd. (Class A) (Cayman Islands)	8,005,173

	Pulp & Paper (1.1%)
171,400	International Paper Co.	6,238,960

	Semiconductors (1.5%)
448,024	Intel Corp.	8,570,699

	Specialty Stores (0.8%)
175,452	Staples, Inc.	4,533,680

	Tobacco (3.3%)
213,068	Altria Group, Inc.	18,709,501

	Total Common Stocks
	(Cost $489,338,276)	558,750,414

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	Short-Term Investment (2.6%)
	Repurchase Agreement
$14,774	Joint repurchase agreement account 5.33% due 04/02/7 (dated 03/30/07; proceeds $14,780,562) (a)
	(Cost $14,774,000)		$14,774,000

	Total Investments
	(Cost $504,112,276) (b)	100.3%	573,524,414
	Liabilities in Excess of Other Assets	(0.3)	(1,537,243)
	Net Assets	100.0%	$571,987,171

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $74,124,441and the aggregate gross unrealized depreciation is $4,712,303, resulting in net unrealized appreciation of $69,412,138.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.4%)

	Australia (2.0%)
	Beverages: Alcoholic
260,832	Foster’s Group Ltd. (a)	1,444,368

	Construction Materials
182,982	Boral Ltd. (a)	1,218,883

	Food: Major Diversified
1,051,098	Goodman Fielder Ltd.	2,073,287

	Total Australia	4,736,538

	Bermuda (4.1%)
	Industrial Conglomerates
103,468	Ingersoll - Rand Ltd. (Class A)	4,487,407
157,332	Tyco International Ltd.	4,963,825
		9,451,232

	Cayman Islands (1.4%)
	Property - Casualty Insurers
46,432	XL Capital Ltd. (Class A) (a)	3,248,383

	France (7.5%)
	Construction Materials
23,280	Lafarge S.A.	3,658,760

	Integrated Oil
52,362	Total S.A.	3,667,525

	Major Banks
59,382	BNP Paribas	6,200,367

	Major Telecommunications
46,955	France Telecom S.A.	1,239,652

	Pharmaceuticals: Major
31,825	Sanofi-Aventis	2,766,692

	Total France	17,532,996

	Germany (2.9%)
	Chemicals: Major Diversified
13,758	BASF AG	1,548,429

	Motor Vehicles
42,712	Bayerische Motoren Werke (BMW) AG	2,519,351
34,158	DaimlerChrysler AG (Registered Shares)	2,800,736
		5,320,087

	Total Germany	6,868,516

	Ireland (2.9%)
	Food: Specialty/Candy
110,857	Kerry Group PLC (A Shares)	3,079,200

	Major Banks
170,909	Bank of Ireland	3,685,945

	Total Ireland	6,765,145

	Italy (1.8%)
	Integrated Oil
127,856	ENI SpA	4,159,200

	Japan (8.5%)
	Electrical Products
172,100	Sumitomo Electric Industries, Ltd. (a)	2,615,803

	Electronic Equipment/Instruments
65,200	Canon Inc.	3,500,560

	Household/Personal Care
84,000	Kao Corp.	2,458,015

	Motor Vehicles
167,100	Nissan Motor Co., Ltd. (a)	1,790,053

	Pharmaceuticals: Major
56,500	Takeda Pharmaceutical Co., Ltd.	3,704,368

	Pharmaceuticals: Other
50,600	Astellas Pharma Inc.	2,180,221

	Property - Casualty Insurers
97,000	Mitsui Sumitomo Insurance Co., Ltd. (a)	1,216,819

	Recreational Products
55,100	Sankyo Co., Ltd. (a)	2,420,848

	Total Japan	19,886,687

	Netherlands (4.0%)
	Engineering & Construction
83,162	Chicago Bridge & Iron Company N.V.	2,557,231

	Food: Major Diversified
125,484	Unilever NV (Share Certificates)	3,653,055

	Industrial Conglomerates
28,427	Koninklijke (Royal) Philips Electronics NV (a)	1,085,317

	Publishing: Books/Magazines
70,850	Wolters Kluwer NV (Share Certificates)	2,125,010

	Total Netherlands	9,420,613

	Singapore (1.0%)
	Other Transportation
1,777,000	ComfortDelGro Corp. Ltd.	2,329,993

	South Korea (0.7%)
	Wireless Telecommunications

70,219	SK Telecom Co., Ltd. (ADR) (a)	1,644,529

	Spain (2.3%)
	Major Banks
105,532	Banco Bilbao Vizcaya Argentaria, S.A.	2,590,246

	Major Telecommunications
125,701	Telefonica S.A.	2,769,708

	Total Spain	5,359,954

	Switzerland (2.6%)
	Chemicals: Agricultural
11,964	Syngenta AG (Registered Shares)*	2,288,089

	Financial Conglomerates
46,348	UBS AG (Registered Shares)	2,752,592

	Pharmaceuticals: Major
16,778	Novartis AG (Registered Shares) (a)	961,937
	Total Switzerland	6,002,618

	Taiwan (0.7%)
	Major Telecommunications
76,513	Chunghwa Telecom Co., Ltd. (ADR) (a)	1,524,139

	United Kingdom (c) (21.7%)
	Advertising/Marketing Services
257,120	WPP Group PLC	3,894,710

	Aerospace & Defense
398,433	Rolls-Royce Group PLC	3,873,919
24,195,040	Rolls-Royce Group PLC (B Shares)	47,596
		3,921,515
	Beverages: Alcoholic
117,160	Diageo PLC (United Kingdom)	2,372,762

	Financial Conglomerates
840,205	Old Mutual PLC	2,712,329

	Food Retail
599,880	Morrison (W.M.) Supermarkets PLC	3,643,509

	Food: Specialty/Candy
438,234	Cadbury Schweppes PLC	5,620,852

	Integrated Oil
67,677	Royal Dutch Shell PLC (ADR) (Class A)	4,486,985

	Major Banks
241,491	Barclays PLC	3,425,190
125,445	Royal Bank of Scotland Group PLC	4,896,024
		8,321,214
	Pharmaceuticals: Major
199,611	GlaxoSmithKline PLC	5,485,666

	Publishing: Books/Magazines
242,273	Reed Elsevier PLC	2,895,342

	Tobacco
111,768	Imperial Tobacco Group PLC	5,002,043

	Wireless Telecommunications
812,012	Vodafone Group PLC	2,164,463

	Total United Kingdom	50,521,390

	United States (34.3%)
	Aerospace & Defense
14,901	Boeing Co.	1,324,848
15,560	Northrop Grumman Corp.	1,154,863
		2,479,711
	Aluminum
50,619	Alcoa, Inc.	1,715,984

	Coal
58,338	Peabody Energy Corp. (a)	2,347,521

	Computer Peripherals
236,111	EMC Corp.*	3,270,137

	Computer Processing Hardware
57,553	Hewlett-Packard Co.	2,310,177

	Data Processing Services
92,434	First Data Corp.	2,486,475

	Electric Utilities
28,466	American Electric Power Co., Inc.	1,387,717
28,648	Dominion Resources, Inc. (a)	2,543,083
		3,930,800
	Finance/Rental/Leasing
59,422	Freddie Mac	3,535,015

	Financial Conglomerates
87,550	Citigroup, Inc.	4,494,817

	Forest Products
16,601	Weyerhaeuser Co.	1,240,787

	Information Technology Services
53,397	International Business Machines Corp.	5,033,201

	Insurance Brokers/Services
116,880	Marsh & McLennan Companies, Inc.	3,423,415

	Integrated Oil
54,379	Chevron Corp.	4,021,871

	Investment Banks/Brokers
38,255	Merrill Lynch & Co., Inc.	3,124,286

	Investment Managers
78,717	Mellon Financial Corp. (a)	3,395,851

	Major Telecommunications
39,641	AT&T Inc.	1,563,045
57,257	Verizon Communications, Inc.	2,171,185
		3,734,230

	Managed Health Care
63,630	UnitedHealth Group Inc.	3,370,481

	Miscellaneous Manufacturing
39,766	Pentair, Inc. (a)	1,239,109

	Multi-Line Insurance
16,467	American International Group, Inc.	1,106,912

	Packaged Software
66,740	McAfee Inc.* (a)	1,940,799

	Pharmaceuticals: Major
130,112	Pfizer, Inc.	3,286,629
211,184	Schering-Plough Corp.	5,387,304
88,281	Wyeth	4,416,698
		13,090,631
	Property - Casualty Insurers
45,876	Travelers Companies, Inc, (The)	2,375,001

	Tobacco
70,850	Altria Group, Inc.	6,221,339
	Total United States	79,888,550
	Total Common Stocks
	(Cost $151,632,424)	229,340,483

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (8.0%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (7.4%)
$384	AIG-FP Match Funding Corp., 5.30%, 12/17/07 (b)	384,359
275	Alliance & Leister Plc., 5.33%, 04/30/08 (b)	274,523
134	Anglo Irish Bank Corp. PLC , 5.35%, 07/09/07	133,646
137	Bancaja, 5.36%, 04/30/08 (b)	137,261
439	Bank of America, 5.32%, 05/15/07 (b)	439,236
137	Bank of New York Co., Inc., 5.32%, 04/30/08 (b)	137,261
275	Bear Stearns, 5.36%, 04/30/08 (b)	274,523
275	BNP Paribas Mtn., 5.33%, 04/30/08 (b)	274,523
549	Cam US Finance SA Unipersonal, 5.36%, 04/30/08 (b)	549,045
	CIC NY,
192	5.30%, 09/04/07 (b)	192,152
275	5.34%, 05/31/07 (b)	274,523
494	CIT Group Holdings 5.37%, 04/30/08 (b)	494,141
	Credit Suisse First Boston, NY,
165	5.29%, 05/15/07	164,714
275	5.32%, 03/14/08 (b)	274,523
	Deutsche Bank Securities Inc.,
1,098	5.40%, 04/02/07	1,098,090
2,635	5.46%, 04/02/07	2,635,417
274	Dexia Bank NY, 5.32%, 09/28/07 (b)	274,495
137	First Tennessee Bank 5.33%, 04/30/08 (b)	137,261
395	Gemini Securitizaton Corp., 5.41%, 04/02/07	394,821
	Goldman Sachs Group, Inc.,
137	5.37%, 04/30/08 (b)	137,261
258	5.55%, 03/28/08 (b)	258,051
137	HSBC Finance Corp., 5.33%, 04/30/08 (b)	137,261
197	Maine Funding Corp., 5.29%, 04/10/07	196,644
165	Manufacturers and Traders, 5.30% 06/15/07 (b)	164,714
275	Marshall & Ilsley Bank, 5.37% 12/17/07	275,293

144	Merrill Lynch and Co., 5.33%, 04/26/07 (b)		144,253
412	Metropolitan Life Global Funding 5.31% 04/30/08 (b)		411,784
	Natexis Banques Populaires NY,
275	5.33%, 09/07/07 (b)		274,523
275	5.34%, 04/05/07 (b)		274,523
209	National Australia Bank Ltd., 5.31%, 04/30/08 (b)		208,637
137	National City Bank Cleveland, 5.32%, 09/18/07 (b)		137,256
549	National Rural Utilites Coop., Fin., 5.31%, 04/30/08 (b)		549,045
318	Nationwide Building Society, 5.43%, 03/28/08 (b)		318,446
412	Nordea Bank New York, 5.31%, 05/16/07 (b)		411,779
163	Raiffeisen ZentralBank Oesterreich, 5.31%, 06/19/07		162,532
244	Rhein-Gold Securitisation, 5.32%, 05/15/07		243,864
70	Sedna Finance Inc., 5.32% 05/15/07		70,449
275	Skandi New York, 5.32%, 04/30/08 (b)		274,523
275	Toronto Dominion New York, 5.32%, 05/29/07 (b)		274,523
547	Tulip Ex:Tulip Funding Corp., 5.36%, 04/30/07		546,523
2,698	UBS Securities LLC, 5.40%, 04/02/07		2,697,941
302	UniCredito Delaware Inc., 5.32%, 04/30/08 (b)		301,995
192	Unicredito Italiano Bank (IRE) PLC, 5.34%, 04/30/08 (b)		192,166

	Total Short-Term Debt Securities held as Collateral on Loaned Securities
	(Cost $17,208,500)		17,208,500

	Repurchase Agreement (0.6%)
$1,376	Joint repurchase agreement account 5.29% due 04/02/07 (dated 03/30/07; proceeds $1,376,607) (d) (Cost $1,376,000)		1,376,000

	Total Short-Term Investments
	(Cost $18,584,500)		18,584,500

	Total Investments
	(Cost $170,216,924) (e)	106.4%	247,924,983

	Liabilities in Excess of Other Assets	(6.4)	(14,861,691)

	Net Assets	100.0%	$233,063,292

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or portion of security on loan at March 31, 2007. The total value of the loaned securities and related collateral outstanding are $16,633,181 and $17,208,500, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(c)

At March 31, 2007 Variable Investment Series -Global Dividend Growth investments of issuers in the United Kingdom of 21.7%, of the Portfolio’s net assets. These investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(d)	Collateralized by federal agency and U.S. Treasury obligations.
(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $78,371,390 and the aggregate gross unrealized depreciation is $663,331 resulting in net unrealized appreciation of $77,708,059.

Foreign Currency Contracts Open at March 31, 2007:

				UNREALIZED
CONTRACTS		IN EXCHANGE	DELIVERY	APPRECIATION
TO DELIVER		FOR	DATE	(DEPRECIATION)
CHF	91,156	$75,038	04/02/07	$56
EUR	385,623	$514,652	04/02/07	(309)
GBP	296,771	$582,946	04/02/07	(861)
HKD	638,300	$81,677	04/02/07	(13)
AUD	73,590	$59,424	04/03/07	(66)
JPY	28,387,499	$240,654	04/03/07	(122)
SGD	42,968	$28,316	04/03/07	5

	Net Unrealized Depreciation			$(1,310)

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
SGD	Singapore Dollar.
CHF	Swiss Franc.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Summary of Investments March 31, 2007 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Pharmaceuticals: Major	$26,009,294	10.5%
Major Banks	20,797,772	8.4
Collateral on Loaned Securities	17,208,500	6.9
Integrated Oil	16,335,581	6.6
Tobacco	11,223,382	4.5
Industrial Conglomerates	10,536,549	4.3
Financial Conglomerates	9,959,738	4.0
Major Telecommunications	9,267,729	3.7
Food: Specialty/Candy	8,700,052	3.5
Motor Vehicles	7,110,140	2.9
Property - Casualty Insurers	6,840,203	2.8
Aerospace & Defense	6,401,226	2.6
Food: Major Diversified	5,726,342	2.3
Information Technology Services	5,033,201	2.0
Publishing: Books/Magazines	5,020,352	2.0
Construction Materials	4,877,643	2.0
Electric Utilities	3,930,800	1.6
Advertising/Marketing Services	3,894,710	1.6
Beverages: Alcoholic	3,817,130	1.5
Wireless Telecommunications	3,808,992	1.5
Food Retail	3,643,509	1.5
Finance/Rental/Leasing	3,535,015	1.4
Electronic Equipment/Instruments	3,500,560	1.4
Insurance Brokers/Services	3,423,415	1.4
Investment Managers	3,395,851	1.4
Managed Health Care	3,370,481	1.4
Computer Peripherals	3,270,137	1.3
Investment Banks/Brokers	3,124,286	1.3
Electrical Products	2,615,803	1.1
Engineering & Construction	2,557,231	1.0
Data Processing Services	2,486,475	1.0
Household/Personal Care	2,458,015	1.0
Recreational Products	2,420,848	1.0
Coal	2,347,521	0.9
Other Transportation	2,329,993	0.9

Computer Processing Hardware	2,310,177		0.9
Chemicals: Agricultural	2,288,089		0.9
Pharmaceuticals: Other	2,180,221		0.9
Packaged Software	1,940,799		0.8
Aluminum	1,715,984		0.7
Chemicals: Major Diversified	1,548,429		0.6
Repurchase Agreement	1,376,000		0.6
Forest Products	1,240,787		0.5
Miscellaneous Manufacturing	1,239,109		0.5
Multi-Line Insurance	1,106,912		0.4
	$247,924,983	*	100.0%

*   Does not include open foreign currency contracts with net unrealized depreciation of $1,310.

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.0%)
	Austria (1.0%)
	Major Telecommunications
70,483	Telekom Austria AG	$1,761,041

	Belgium (1.2%)
	Other Metals/Minerals
12,027	Umicore	2,137,700

	France (15.6%)
	Construction Materials
26,918	Lafarge S.A.	4,230,520

	Electric Utilities
38,275	Electricite de France	3,207,816

	Electrical Products
26,365	Schneider Electric S.A. (a)	3,345,799

	Gas Distributors
64,374	Gaz de France (a)	2,986,425

	Major Banks
47,210	BNP Paribas	4,929,429

	Major Telecommunications
150,613	France Telecom S.A.	3,976,312

	Motor Vehicles
15,306	Renault S.A.	1,789,490

	Pharmaceuticals: Major
45,391	Sanofi-Aventis (a)	3,946,046

	Total France	28,411,837

	Germany (14.4%)
	Industrial Conglomerates
39,346	MAN AG	4,576,465
42,812	Siemens AG (Registered Shares)	4,574,835
		9,151,300
	Major Banks
91,313	Commerzbank AG	4,038,632

	Medical/Nursing Services
9,211	Fresenius Medical Care AG & Co. KGaA	1,339,756

	Motor Vehicles
49,176	Bayerische Motoren Werke (BMW) AG	2,900,628

	Multi-Line Insurance
24,024	Allianz SE (Registered Shares)	4,931,270
23,830	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	4,029,057
		8,960,327

	Total Germany	26,390,643

	Greece (3.4%)
	Major Banks
64,767	National Bank of Greece S.A.	3,433,647

	Regional Banks
67,542	EFG Eurobank Ergasias	2,759,985

	Total Greece	6,193,632

	Italy (4.6%)
	Integrated Oil
126,571	ENI SpA	4,117,398

	Major Banks
446,847	UniCredito Italiano SpA	4,251,626

	Total Italy	8,369,024

	Netherlands (3.7%)
	Air Freight/Couriers
67,946	TNT NV	3,114,936

	Publishing: Books/Magazines
122,998	Wolters Kluwer NV (Share Certificates)	3,689,089

	Total Netherlands	6,804,025

	Norway (1.1%)
	Major Telecommunications
114,535	Telenor ASA	2,034,102

	Spain (6.8%)
	Major Banks
186,105	Banco Bilbao Vizcaya Argentaria, S.A.	4,567,882

	Major Telecommunications
191,984	Telefonica S.A.	4,230,195

	Tobacco
57,954	Altadis, S.A. (a)	3,720,222

	Total Spain	12,518,299

	Sweden (3.9%)
	Industrial Machinery
189,386	Sandvik AB (a)	3,360,984

	Telecommunication Equipment
1,003,599	Telefonaktiebolaget LM Ericsson (B Shares) (a)	3,691,392

	Total Sweden	7,052,376

	Switzerland (c) (16.4%)
	Financial Conglomerates
61,337	UBS AG (Registered Shares)	3,642,783

	Food: Major Diversified
15,216	Nestle S.A. (Registered Shares)	5,923,313

	Medical Specialties
6,823	Nobel Biocare Holding AG Bearer	2,486,295

	Multi-Line Insurance
11,769	Zurich Financial Services AG (Registered Shares) (a)	3,395,555

	Other Consumer Specialties
72,281	Compagnie Financiere Richemont AG (Series A) (Units)†	4,040,055

	Pharmaceuticals: Major
92,875	Novartis AG (Registered Shares) (a)	5,324,823
29,064	Roche Holding AG (a)	5,140,051
		10,464,874

	Total Switzerland	29,952,875

	United Kingdom (c) (26.9%)
	Aerospace & Defense
398,962	BAE Systems PLC	3,610,255
286,318	Rolls-Royce Group PLC*	2,783,837

17,250,939	Rolls-Royce Group PLC (B Shares)	33,936
		6,428,028
	Food Retail
434,571	Morrison (W.M.) Supermarkets PLC	2,639,467
505,992	Tesco PLC	4,422,009
		7,061,476
	Integrated Oil
231,379	Royal Dutch Shell PLC (A Shares)	7,696,904

	Investment Managers
202,406	Man Group PLC	2,209,861

	Major Banks
255,420	Barclays PLC	3,622,753
363,639	HSBC Holdings PLC	6,363,044
		9,985,797
	Multi-Line Insurance
121,003	Aviva PLC	1,781,708

	Other Metals/Minerals
74,315	Anglo American PLC	3,913,572

	Pharmaceuticals: Major
176,844	GlaxoSmithKline PLC	4,859,989

	Publishing: Books/Magazines
165,337	Reed Elsevier PLC	1,975,900

	Tobacco
69,374	Imperial Tobacco Group PLC	3,104,750
	Total United Kingdom	49,017,985

	Total Common Stocks
	(Cost $137,128,704)	180,643,539

	Preferred Stock (0.3%)
	Germany
	Medical/Nursing Services
6,010	Fresenius Medical Care AC&Co. KGaA (Cost $479,222)	478,736

	Rights (0.0%)
	France
	Electrical Products
26,826	Schneider Electric S.A.*(Cost $0)	46,420

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (12.8%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (12.4%)
$508	AIG-FP Matched Funding Corp., 5.30%, 12/17/07 (b)	505,867
361	Alliance & Leister Plc., 5.33%, 04/30/08 (b)	361,307
176	Anglo Irish Bank Corp. PLC , 5.35%, 07/09/07	175,895
181	Bancaja, 5.36%, 04/30/08 (b)	180,654
578	Bank of America, 5.32%, 05/15/07 (b)	578,092
181	Bank of New York Co., Inc., 5.32%, 04/30/08 (b)	180,654
361	Bear Stearns, 5.36%, 04/30/08 (b)	361,308
361	BNP Paribas Mtn., 5.33%, 04/30/08 (b)	361,308
723	Cam US Finance SA Unipersonal, 5.36%, 04/30/08 (b)	722,615
	CIC NY,
253	5.30%, 09/04/07 (b)	252,897
361	5.34%, 05/31/07 (b)	361,307
650	CIT Group Holdings 5.37%, 04/30/08 (b)	650,353
	Credit Suisse First Boston, NY,
217	5.29%, 05/15/07	216,785
361	5.32%, 03/14/08 (b)	361,307
	Deutsche Bank Securities Inc.,
1,445	5.40%, 04/02/07	1,445,230
3,469	5.46%, 04/02/07	3,468,552
361	Dexia Bank NY, 5.32%, 09/28/07 (b)	361,272
181	First Tennessee Bank 5.33%, 04/30/08 (b)	180,654

520	Gemini Securitizaton Corp., 5.41%, 04/02/07		519,637
	Goldman Sachs Group, Inc.,
181	5.37%, 04/30/08 (b)		180,654
340	5.55%, 03/28/08 (b)		339,629
181	HSBC Finance Corp., 5.33%, 04/30/08 (b)		180,654
259	Mane Funding Corp., 5.29%, 04/10/07		258,810
217	Manufacturers and Traders, 5.30% 06/15/07 (b)		216,785
362	Marshall & Ilsley Bank, 5.37% 12/17/07		362,321
190	Merrill Lynch and Co., 5.33%, 04/26/07 (b)		189,855
542	Metropolitan Life Global Funding 5.31% 04/30/08 (b)		541,961
	Natexis Banques Populaires NY,
361	5.33%, 09/07/07 (b)		361,307
361	5.34%, 04/05/07 (b)		361,307
275	National Australia Bank Ltd., 5.31%, 04/30/08 (b)		274,594
181	National City Bank Cleveland, 5.32%, 09/18/07 (b)		180,647
723	National Rural Utilites Coop., Fin., 5.31%, 04/30/08 (b)		722,615
419	Nationwide Building Society, 5.43%, 03/28/08 (b)		419,117
542	Nordea Bank New York, 5.31%, 05/16/07 (b)		541,955
214	Raiffeisen ZentralBank Oesterreich, 5.31%, 06/19/07		213,913
321	Rhein-Gold Securitisation, 5.32%, 05/15/07		320,956
93	Sedna Finance Inc., 5.32% 05/15/07		92,721
361	Skandi New York, 5.32%, 04/30/08 (b)		361,307
361	Toronto Dominion New York, 5.32%, 05/29/07 (b)		361,307
719	Tulip Ex:Tulip Funding Corp., 5.36%, 04/30/07		719,295
3,551	UBS Securities LLC, 5.40%, 04/02/07		3,550,842
397	UniCredito Delaware Inc., 5.32%, 04/30/08 (b)		397,465
253	Unicredito Italiano Bank (IRE PLC, 5.34%, 04/30/08 (b)		252,915

	Total Short-Term Debt Securities held as Collateral on Loaned Securities
	(Cost $22,648,626)		22,648,626

	Repurchase Agreement (0.4%)
$763	Joint repurchase agreement account
	5.29% due 04/02/07; proceeds $763,336 (d)
	(Cost $763,000)		763,000

	Total Short-Term Investments
	(Cost $23,411,626)		23,411,626

	Total Investments
	(Cost $161,019,552) (e)	112.1%	204,580,321

	Liabilities in Excess of Other Assets	(12.1)	(22,103,245)

	Net Assets	100.0%	$182,477,076

*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	All or portion of security on loan at March 31, 2007. The total value of the loaned securities and related collateral outstanding are $21,558,116 and $22,648,626, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on March 31, 2007.
(c)

At March 31, 2007 Variable Investment Series - European Equity investments of issuers in the United Kingdom and

Switzerland of 26.9% and 16.4% respectively, of the Portfolio’s net assets. These investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(d)	Collateralized by federal agency and U.S. Treasury obligations.
(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $44,399,380 and the aggregate gross unrealized depreciation is $838,611 resulting in net unrealized appreciation of $43,460,769.

Forward Foreign Currency Contracts Open at March 31, 2007:

CONTRACTS		IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER		FOR		DATE	APPRECIATION
	$153,428	EUR	115,194	04/05/07	$402
GBP	31,769	EUR	48,104	04/08/07	2,313

		Net Unrealized Appreciation.			$2,715

Currency Abbreviations:
EUR	Euro.
GBP	British Pound

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments March 31, 2007 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Major Banks	$31,207,013		15.2%
Collateral on Loaned Securities	22,648,626		11.1
Pharmaceuticals: Major	19,270,909		9.4
Multi-Line Insurance	14,137,590		6.9
Major Telecommunications	12,001,650		5.9
Integrated Oil	11,814,302		5.8
Industrial Conglomerates	9,151,300		4.5
Food Retail	7,061,476		3.4
Tobacco	6,824,972		3.3
Aerospace & Defense	6,428,028		3.1
Other Metals/Minerals	6,051,272		2.9
Food: Major Diversified	5,923,313		2.9
Publishing: Books/Magazines	5,664,989		2.8
Motor Vehicles	4,690,118		2.3
Construction Materials	4,230,520		2.1
Other Consumer Specialties	4,040,055		2.0
Telecommunication Equipment	3,691,392		1.8
Financial Conglomerates	3,642,783		1.8
Electrical Products	3,392,219		1.7
Industrial Machinery	3,360,984		1.6
Electric Utilities	3,207,816		1.6
Air Freight/Couriers	3,114,936		1.5
Gas Distributors	2,986,425		1.5
Regional Banks	2,759,985		1.3
Medical Specialties	2,486,295		1.2
Investment Managers	2,209,861		1.1
Medical/Nursing Services	1,818,492		0.9
Repurchase Agreement	763,000		0.4
	$204,580,321	*	100.0%

*   Does not include open forward foreign currency contracts with total unrealized appreciation of $2,715.

Morgan Stanley Variable Investment Series - Equity

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.7%)
	Air Freight/Couriers (5.5%)
298,623	C.H. Robinson Worldwide, Inc.	$14,259,248
276,009	Expeditors International of Washington, Inc.	11,404,692
		25,663,940
	Apparel/Footwear Retail (3.0%)
185,573	Abercrombie & Fitch Co. (Class A)	14,044,165

	Biotechnology (2.4%)
193,963	Techne Corp. *	11,075,287

	Broadcasting (3.5%)
554,532	Grupo Televisa S.A. (ADR) (Mexico)	16,525,054

	Casino/Gaming (2.9%)
142,597	Wynn Resorts, Ltd.	13,526,751

	Chemicals: Agricultural (5.5%)
465,560	Monsanto Co.	25,587,178

	Discount Stores (8.1%)
260,056	Costco Wholesale Corp.	14,001,415
132,913	Sears Holdings Corp. *	23,945,606
		37,947,021
	Financial Conglomerates (9.2%)
264,980	American Express Co.	14,944,872
534,602	Brookfield Asset Management Inc. (Class A) (Canada)	27,938,301
		42,883,173
	Financial Publishing/Services (2.6%)
191,712	Moody’s Corp.	11,897,647

	Hotels/Resorts/Cruiselines (3.3%)
310,147	Marriott International, Inc. (Class A)	15,184,797

	Internet Retail (3.1%)
361,776	Amazon.com, Inc. *	14,395,067

	Internet Software/Services (9.0%)
58,307	Google Inc. (Class A) *	26,713,935
484,749	Yahoo! Inc. *	15,167,796
		41,881,731
	Investment Banks/Brokers (2.4%)
181,827	Greenhill & Co., Inc.	11,162,360

	Investment Trusts/Mutual Funds (2.7%)
750,117	Aeroplan Income Fund † (Units) (Canada)	12,671,993

	Medical Specialties (2.8%)
295,285	Dade Behring Holdings, Inc.	12,948,247

	Miscellaneous Commercial Services (6.3%)
245,276	Corporate Executive Board Co. (The)	18,631,165
413,849	Iron Mountain Inc. *	10,813,874
		29,445,039
	Oil & Gas Production (5.4%)
471,589	Ultra Petroleum Corp. (Canada) *	25,055,524

	Other Consumer Services (5.4%)
763,469	eBay Inc. *	25,308,997

	Personnel Services (2.9%)
290,025	Monster Worldwide, Inc. *		13,738,484

	Property - Casualty Insurers (3.0%)
3,899	Berkshire Hathaway Inc. (Class B) *		14,192,360

	Restaurants (2.6%)
383,108	Wendy’s International, Inc.		11,991,280

	Specialty Telecommunications (2.0%)
283,176	Crown Castle International Corp. *		9,098,445

	Wholesale Distributors (1.9%)
2,920,000	Li & Fung Ltd. (Hong Kong)		9,174,399

	Wireless Telecommunications (3.2%)
307,748	America Movil SAB de C.V. (Series L) (ADR) (Mexico)		14,707,277

	TOTAL COMMON STOCKS
	(Cost $394,670,515)		460,106,216

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	SHORT-TERM INVESTMENT (1.4%)
	Repurchase Agreement
$6,324	Joint repurchase agreement account 5.33% due 04/02/07 (dated 03/30/07; proceeds $6,326,809) (a) (Cost $6,324,000)		6,324,000

	TOTAL INVESTMENTS	100.1%	466,430,216
	(Cost $400,994,515) (b)	(0.1)	(321,006)
	LIABILITIES IN EXCESS OF OTHER ASSETS	100.0%	$466,109,210
	NET ASSETS

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $82,892,559 and the aggregate gross unrealized depreciation is $17,456,858, resulting in net unrealized appreciation of $65,435,701.

Morgan Stanley Variable Investment Series - S & P 500 Index

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.6%)
	Advertising/Marketing Services (0.2%)
9,168	Interpublic Group of Companies, Inc. (The)*	$112,858
3,268	Omnicom Group, Inc.	334,578
		447,436
	Aerospace & Defense (1.7%)
15,438	Boeing Co.	1,372,593
7,936	General Dynamics Corp.	606,310
2,443	Goodrich Corp.	125,766
2,436	L-3 Communications Holdings, Inc.	213,077
6,941	Lockheed Martin Corp.	673,416
6,851	Northrop Grumman Corp.	508,481
8,727	Raytheon Co.	457,818
3,291	Rockwell Collins, Inc.	220,267
		4,177,728
	Agricultural Commodities/Milling (0.2%)
12,767	Archer-Daniels-Midland Co.	468,549

	Air Freight/Couriers (0.9%)
3,386	C.H. Robinson Worldwide, Inc.	161,682
6,005	FedEx Corp.	645,117
20,859	United Parcel Service, Inc. (Class B)	1,462,216
		2,269,015
	Airlines (0.1%)
15,421	Southwest Airlines Co.	226,689

	Aluminum (0.2%)
17,008	Alcoa, Inc.	576,571

	Apparel/Footwear (0.5%)
7,240	Coach, Inc.*	362,362
2,122	Jones Apparel Group, Inc.	65,209
2,023	Liz Claiborne, Inc.	86,686
3,697	Nike, Inc. (Class B)	392,843
1,199	Polo Ralph Lauren Corp.	105,692
1,761	V.F. Corp.	145,494
		1,158,286
	Apparel/Footwear Retail (0.4%)
1,300	Abercrombie & Fitch Co. (Class A)	98,384
10,306	Gap, Inc. (The)	177,366
6,698	Limited Brands, Inc.	174,550
4,480	Nordstrom, Inc.	237,395
8,902	TJX Companies, Inc. (The)	239,998
		927,693
	Auto Parts: O.E.M. (0.2%)
2,860	Eaton Corp.	238,982
3,834	Johnson Controls, Inc.	362,773
		601,755
	Automotive Aftermarket (0.0%)
3,526	Goodyear Tire & Rubber Co. (The)*	109,976

	Beverages: Alcoholic (0.4%)
14,922	Anheuser-Busch Companies, Inc.	752,964
1,543	Brown-Forman Corp. (Class B)	101,159
4,126	Constellation Brands Inc. (Class A)*	87,389
918	Molson Coors Brewing Co. (Class B)	86,861
		1,028,373
	Beverages: Non-Alcoholic (1.6%)
39,399	Coca-Cola Co. (The)	1,891,152
5,444	Coca-Cola Enterprises Inc.	110,241

2,571	Pepsi Bottling Group, Inc. (The)	81,989
32,034	PepsiCo, Inc.	2,036,081
		4,119,463
	Biotechnology (1.3%)
22,835	Amgen Inc. *	1,276,020
6,698	Biogen Idec Inc. *	297,257
7,385	Celgene Corp. *	387,417
5,148	Genzyme Corp. *	308,983
9,089	Gilead Sciences, Inc. *	695,309
4,650	MedImmune, Inc. *	169,213
1,046	Millipore Corp. *	75,804
		3,210,003
	Broadcasting (0.1%)
9,705	Clear Channel Communications, Inc.	340,063

	Building Products (0.2%)
3,417	American Standard Companies, Inc.	181,169
7,660	Masco Corp.	209,884
		391,053
	Cable/Satellite TV (0.8%)
60,831	Comcast Corp. (Class A) *	1,578,564
15,152	DIRECTV Group, Inc. (The) *	349,557
		1,928,121
	Casino/Gaming (0.2%)
3,643	Harrah's Entertainment, Inc.	307,651
6,616	International Game Technology	267,154
		574,805
	Chemicals: Agricultural (0.2%)
10,640	Monsanto Co.	584,774

	Chemicals: Major Diversified (0.8%)
18,761	Dow Chemical Co. (The)	860,379
18,075	Du Pont (E.I.) de Nemours & Co.	893,447
1,636	Eastman Chemical Co.	103,608
2,277	Hercules Inc. *	44,493
2,780	Rohm & Haas Co.	143,782
		2,045,709
	Chemicals: Specialty (0.4%)
4,234	Air Products & Chemicals, Inc.	312,850
1,090	Ashland Inc.	71,504
6,266	Praxair, Inc.	394,507
2,583	Sigma-Aldrich Corp.	107,246
		886,107
	Coal (0.1%)
3,576	CONSOL Energy, Inc.	139,929
5,177	Peabody Energy Corp.	208,322
		348,251
	Commercial Printing/Forms (0.1%)
4,272	Donnelley (R.R.) & Sons Co.	156,312

	Computer Communications (1.3%)
8,867	Avaya Inc. *	104,719
118,140	Cisco Systems, Inc. *	3,016,114
11,134	Juniper Networks, Inc. *	219,117
3,111	QLogic Corp. *	52,887
		3,392,837
	Computer Peripherals (0.4%)
41,234	EMC Corp. *	571,091
1,878	Lexmark International, Inc. (Class A) *	109,788
7,258	Network Appliance, Inc. *	265,062
4,225	Seagate Technology Inc. (Escrow) (a)	0
		945,941
	Computer Processing Hardware (2.1%)
16,858	Apple Computer, Inc. *	1,566,277
44,432	Dell, Inc. *	1,031,267
52,350	Hewlett-Packard Co.	2,101,329
3,501	NCR Corp. *	167,243
70,429	Sun Microsystems, Inc. *	423,278
		5,289,394
	Construction Materials (0.1%)

1,849	Vulcan Materials Co.	215,372

	Containers/Packaging (0.2%)
2,016	Ball Corp.	92,434
2,053	Bemis Company, Inc.	68,550
2,606	Pactiv Corp. *	87,926
3,158	Sealed Air Corp.	99,793
2,057	Temple-Inland Inc.	122,885
		471,588
	Contract Drilling (0.4%)
2,951	ENSCO International Inc.	160,534
5,447	Nabors Industries, Ltd. (Bermuda) *	161,612
2,631	Noble Corp. (Cayman Islands)	207,007
2,163	Rowan Companies, Inc.	70,233
5,726	Transocean Inc. (Cayman Islands) *	467,814
		1,067,200
	Data Processing Services (0.9%)
1,937	Affiliated Computer Services, Inc. (Class A) *	114,051
10,763	Automatic Data Processing, Inc.	520,929
3,388	Computer Sciences Corp. *	176,616
2,673	Convergys Corp. *	67,921
3,184	Fidelity National Information Services, Inc.	144,745
14,728	First Data Corp.	396,183
3,337	Fiserv, Inc. *	177,061
6,631	Paychex, Inc.	251,116
15,099	Western Union Co.	331,423
		2,180,045
	Department Stores (0.5%)
1,192	Dillard’s, Inc. (Class A)	39,014
10,272	Federated Department Stores, Inc.	462,754
6,404	Kohl’s Corp. *	490,610
4,406	Penney (J.C.) Co., Inc.	361,997
		1,354,375
	Discount Stores (1.7%)
2,144	Big Lots, Inc. *	67,064
8,847	Costco Wholesale Corp.	476,322
6,111	Dollar General Corp.	129,248
2,970	Family Dollar Stores, Inc.	87,971
1,628	Sears Holdings Corp. *	293,300
16,799	Target Corp.	995,509
48,100	Wal-Mart Stores, Inc.	2,258,295
		4,307,709
	Drugstore Chains (0.8%)
30,076	CVS/Caremark Corp.	1,026,789
19,576	Walgreen Co.	898,343
		1,925,132
	Electric Utilities (3.3%)
12,991	AES Corp. (The) *	279,566
3,216	Allegheny Energy, Inc. *	158,034
4,039	Ameren Corp.	203,162
7,759	American Electric Power Co., Inc.	378,251
6,261	CenterPoint Energy, Inc.	112,322
4,367	CMS Energy Corp. *	77,733
5,039	Consolidated Edison, Inc.	257,291
3,525	Constellation Energy Group, Inc.	306,499
6,826	Dominion Resources, Inc.	605,944
3,464	DTE Energy Co.	165,926
24,592	Duke Energy Corp.	498,972
6,381	Edison International	313,498
3,879	Entergy Corp.	406,985
13,108	Exelon Corp.	900,651
6,251	FirstEnergy Corp.	414,066
7,933	FPL Group, Inc.	485,262
1,470	Integrys Energy Group, inc.	81,600
6,862	PG&E Corp.	331,229
1,955	Pinnacle West Capital Corp.	94,329
7,532	PPL Corp.	308,059
5,029	Progress Energy, Inc.	253,663
4,939	Public Service Enterprise Group, Inc.	410,134
14,642	Southern Co. (The)	536,629

4,097	TECO Energy, Inc.	70,509
8,983	TXU Corp.	575,810
7,968	Xcel Energy, Inc.	196,730
		8,422,854
	Electrical Products (0.4%)
3,560	Cooper Industries Ltd. (Class A) (Bermuda)	160,164
15,606	Emerson Electric Co.	672,463
2,776	Molex Inc.	78,283
		910,910
	Electronic Components (0.1%)
3,617	Jabil Circuit, Inc.	77,440
4,447	SanDisk Corp. *	194,779
10,368	Sanmina-SCI Corp. *	37,532
17,683	Solectron Corp. *	55,701
		365,452
	Electronic Equipment/Instruments (0.3%)
7,895	Agilent Technologies, Inc. *	265,983
4,134	JDS Uniphase Corp. *	62,961
3,240	Rockwell Automation, Inc.	193,979
1,598	Tektronix, Inc.	45,000
18,561	Xerox Corp. *	313,495
		881,418
	Electronic Production Equipment (0.3%)
27,322	Applied Materials, Inc.	500,539
3,899	KLA-Tencor Corp.	207,895
2,460	Novellus Systems, Inc. *	78,769
3,717	Teradyne, Inc. *	61,479
		848,682
	Electronics/Appliance Stores (0.2%)
7,918	Best Buy Co., Inc.	385,765
2,779	Circuit City Stores - Circuit City Group	51,495
2,660	RadioShack Corp.	71,900
		509,160
	Electronics/Appliances (0.2%)
5,626	Eastman Kodak Co.	126,923
1,278	Harman International Industries, Inc.	122,790
1,535	Whirlpool Corp.	130,337
		380,050
	Engineering & Construction (0.1%)
1,724	Fluor Corp.	154,677

	Environmental Services (0.2%)
4,988	Allied Waste Industries, Inc. *	62,799
10,427	Waste Management, Inc.	358,793
		421,592
	Finance/Rental/Leasing (1.4%)
8,031	Capital One Financial Corp.	606,019
3,785	CIT Group, Inc.	200,302
11,537	Countrywide Financial Corp.	388,105
18,932	Fannie Mae	1,033,309
13,555	Freddie Mac	806,387
1,189	Ryder System, Inc.	58,665
8,029	SLM Corp.	328,386
		3,421,173
	Financial Conglomerates (4.4%)
23,322	American Express Co.	1,315,361
95,891	Citigroup, Inc.	4,923,044
67,935	JPMorgan Chase & Co.	3,286,695
5,240	Principal Financial Group, Inc.	313,719
9,173	Prudential Financial, Inc.	827,955
6,530	State Street Corp.	422,817
		11,089,591
	Financial Publishing/Services (0.3%)
2,450	Equifax, Inc.	89,302
6,937	McGraw-Hill Companies, Inc. (The)	436,199
4,576	Moody’s Corp.	283,987
		809,488
	Food Distributors (0.2%)
12,068	SYSCO Corp.	408,260

	Food Retail (0.4%)
13,847	Kroger Co. (The)	391,178
8,616	Safeway Inc.	315,690
4,065	Supervalu, Inc.	158,820
2,750	Whole Foods Market, Inc.	123,337
		989,025
	Food: Major Diversified (0.6%)
4,265	Campbell Soup Co.	166,122
9,881	ConAgra Foods Inc.	246,136
6,751	General Mills, Inc.	393,043
6,354	Heinz (H.J.) Co.	299,400
4,904	Kellogg Co.	252,213
14,346	Sara Lee Corp.	242,734
		1,599,648
	Food: Meat/Fish/Dairy (0.1%)
2,522	Dean Foods Co. *	117,878
4,934	Tyson Foods, Inc. (Class A)	95,769
		213,647
	Food: Specialty/Candy (0.2%)
3,385	Hershey Co. (The)	185,024
2,546	McCormick & Co., Inc. (Non-Voting)	98,072
4,267	Wrigley (Wm.) Jr. Co.	217,532
		500,628
	Forest Products (0.1%)
4,728	Weyerhaeuser Co.	353,371

	Gas Distributors (0.5%)
7,413	Dynegy, Inc. (Class A) *	68,644
3,433	KeySpan Corp.	141,268
876	Nicor Inc.	42,416
5,356	NiSource, Inc.	130,901
1,682	Questar Corp.	150,051
5,134	Sempra Energy	313,225
12,281	Spectra Energy Corp.	322,622
		1,169,127
	Home Building (0.2%)
2,336	Centex Corp.	97,598
5,340	D.R. Horton, Inc.	117,480
1,503	KB Home	64,133
2,700	Lennar Corp. (Class A)	113,967
4,156	Pulte Homes, Inc.	109,968
		503,146
	Home Furnishings (0.1%)
3,470	Leggett & Platt, Inc.	78,665
5,429	Newell Rubbermaid, Inc.	168,788
		247,453
	Home Improvement Chains (1.0%)
39,918	Home Depot, Inc. (The)	1,466,587
29,785	Lowe’s Companies, Inc.	937,930
2,191	Sherwin-Williams Co.	144,694
		2,549,211
	Hospital/Nursing Management (0.1%)
1,425	Manor Care, Inc.	77,463
9,230	Tenet Healthcare Corp. *	59,349
		136,812
	Hotels/Resorts/Cruiselines (0.6%)
8,653	Carnival Corp. (Units) (Panama) #	405,480
7,608	Hilton Hotels Corp.	273,584
6,450	Marriott International, Inc. (Class A)	315,792
4,202	Starwood Hotels & Resorts Worldwide, Inc.	272,500
3,695	Wyndham Worldwide Corp. *	126,184
		1,393,540
	Household/Personal Care (2.3%)
8,627	Avon Products, Inc.	321,442
2,958	Clorox Co. (The)	188,395
10,042	Colgate-Palmolive Co.	670,705
2,274	Estee Lauder Companies, Inc. (The) (Class A)	111,085
1,528	International Flavors & Fragrances, Inc.	72,152
8,928	Kimberly-Clark Corp.	611,479
61,718	Procter & Gamble Co. (The)	3,898,109
		5,873,367

	Industrial Conglomerates (4.9%)
14,354	3M Co.	1,097,076
4,655	Danaher Corp.	332,600
201,133	General Electric Co.**	7,112,063
15,646	Honeywell International, Inc.	720,655
6,020	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	261,087
3,556	ITT Corp.	214,498
2,457	Textron, Inc.	220,639
38,674	Tyco International Ltd. (Bermuda)	1,220,165
19,477	United Technologies Corp.	1,266,005
		12,444,788
	Industrial Machinery (0.2%)
8,088	Illinois Tool Works Inc.	417,341
2,264	Parker Hannifin Corp.	195,406
		612,747
	Industrial Specialties (0.1%)
3,481	Ecolab Inc.	149,683
3,207	PPG Industries, Inc.	225,484
		375,167
	Information Technology Services (1.4%)
3,537	Citrix Systems, Inc. *	113,290
2,791	Cognizant Technology Solutions Corp. (Class A) *	246,362
10,062	Electronic Data Systems Corp.	278,516
29,447	International Business Machines Corp.	2,775,674
6,748	Unisys Corp. *	56,886
		3,470,728
	Insurance Brokers/Services (0.2%)
5,836	AON Corp.	221,535
10,812	Marsh & McLennan Companies, Inc.	316,683
		538,218
	Integrated Oil (5.6%)
42,205	Chevron Corp.	3,121,482
32,158	ConocoPhillips	2,197,999
111,360	Exxon Mobil Corp.	8,402,112
5,285	Hess Corp.	293,159
3,663	Murphy Oil Corp.	195,604
		14,210,356
	Internet Retail (0.2%)
6,083	Amazon.com, Inc. *	242,043
4,247	IAC/InterActiveCorp *	160,154
		402,197
	Internet Software/Services (1.1%)
4,258	Google, Inc. (Class A) *	1,950,845
4,801	VeriSign, Inc. *	120,601
23,880	Yahoo!, Inc. *	747,205
		2,818,651
	Investment Banks/Brokers (2.8%)
4,679	Ameriprise Financial, Inc.	267,358
2,343	Bear Stearns Companies, Inc. (The)	352,270
682	Chicago Mercantile Exchange Holdings Inc. (Class A)	363,138
8,361	E*TRADE Group, Inc. *	177,420
8,046	Goldman Sachs Group, Inc. (The)	1,662,545
10,290	Lehman Brothers Holdings Inc.	721,020
17,297	Merrill Lynch & Co., Inc.	1,412,646
21,160	Morgan Stanley	1,666,562
20,089	Schwab (Charles) Corp. (The)	367,428
		6,990,387
	Investment Managers (0.5%)
1,742	Federated Investors, Inc. (Class B)	63,966
3,275	Franklin Resources, Inc.	395,718
3,711	Janus Capital Group, Inc. *	77,597
2,574	Legg Mason, Inc.	242,497
8,136	Mellon Financial Corp.	350,987
5,189	Price (T.) Rowe Group, Inc.	244,869
		1,375,634
	Life/Health Insurance (0.9%)
9,621	AFLAC, Inc.	452,764
8,622	Genworth Financial Inc. (Class A)	301,253
5,414	Lincoln National Corp.	367,015

14,722	MetLife, Inc.	929,694
1,921	Torchmark Corp.	125,998
6,708	UnumProvident Corp.	154,485
		2,331,209
	Major Banks (5.4%)
87,476	Bank of America Corp.	4,463,025
14,786	Bank of New York Co., Inc. (The)	599,572
10,593	BB&T Corp.	434,525
3,084	Comerica, Inc.	182,326
4,606	Huntington Bancshares, Inc.	100,641
7,744	KeyCorp	290,168
11,589	National City Corp.	431,690
6,771	PNC Financial Services Group	487,309
14,313	Regions Financial Corp.	506,251
6,949	SunTrust Banks, Inc.	577,045
34,644	U.S. Bancorp	1,211,501
37,275	Wachovia Corp.	2,051,989
66,084	Wells Fargo & Co.	2,275,272
		13,611,314
	Major Telecommunications (3.4%)
7,046	ALLTEL Corp.	436,852
122,132	AT&T Inc.	4,815,665
2,944	Embarq Corp.	165,894
56,772	Sprint Nextel Corp.	1,076,397
56,916	Verizon Communications, Inc.	2,158,255
		8,653,063
	Managed Health Care (1.4%)
10,101	Aetna, Inc.	442,323
1,907	CIGNA Corp.	272,053
3,121	Coventry Health Care, Inc. *	174,932
3,255	Humana, Inc. *	188,855
26,490	UnitedHealth Group Inc.	1,403,175
11,979	WellPoint Inc. *	971,497
		3,452,835
	Media Conglomerates (1.9%)
14,436	CBS Corp. (Class B)	441,597
40,066	Disney (Walt) Co. (The)	1,379,472
45,891	News Corp. (Class A)	1,061,000
74,631	Time Warner, Inc.	1,471,723
13,538	Viacom, Inc. (Class B) *	556,547
		4,910,339
	Medical Distributors (0.5%)
3,706	AmerisourceBergen Corp.	195,492
7,830	Cardinal Health, Inc.	571,199
5,778	McKesson Corp.	338,244
2,721	Patterson Companies, Inc. *	96,568
		1,201,503
	Medical Specialties (2.0%)
3,588	Applera Corp. - Applied Biosystems Group	106,097
2,017	Bard (C.R.), Inc.	160,372
1,063	Bausch & Lomb, Inc.	54,383
12,710	Baxter International, Inc.	669,436
4,784	Becton, Dickinson & Co.	367,842
4,796	Biomet, Inc.	203,782
23,164	Boston Scientific Corp. *	336,805
3,051	Hospira, Inc. *	124,786
22,524	Medtronic, Inc.	1,105,027
2,397	Pall Corp.	91,086
2,383	PerkinElmer, Inc.	57,716
6,733	St. Jude Medical, Inc. *	253,228
5,832	Stryker Corp.	384,737
8,216	Thermo Fisher Scientific, Inc. *	384,098
2,512	Varian Medical Systems, Inc. *	119,797
1,987	Waters Corp. *	115,246
4,639	Zimmer Holdings, Inc. *	396,217
		4,930,655
	Miscellaneous Commercial Services (0.1%)
2,655	Cintas Corp.	95,845
2,617	Sabre Holdings Corp. (Class A)	85,707
		181,552

	Miscellaneous Manufacturing (0.1%)
3,998	Dover Corp.	195,142

	Motor Vehicles (0.4%)
37,017	Ford Motor Co. *	292,064
11,063	General Motors Corp.	338,970
5,038	Harley-Davidson, Inc.	295,983
		927,017
	Multi-Line Insurance (1.8%)
50,886	American International Group, Inc.	3,420,557
6,263	Hartford Financial Services Group, Inc. (The)	598,618
8,823	Loews Corp.	400,829
2,061	Safeco Corp.	136,912
		4,556,916
	Office Equipment/Supplies (0.1%)
1,792	Avery Dennison Corp.	115,154
4,309	Pitney Bowes, Inc.	195,585
		310,739
	Oil & Gas Pipelines (0.3%)
13,659	El Paso Corp.	197,646
2,100	Kinder Morgan, Inc.	223,545
11,694	Williams Companies, Inc. (The)	332,811
		754,002
	Oil & Gas Production (1.3%)
9,058	Anadarko Petroleum Corp.	389,313
6,473	Apache Corp.	457,641
8,009	Chesapeake Energy Corp.	247,318
8,693	Devon Energy Corp.	601,729
4,768	EOG Resources, Inc.	340,149
16,393	Occidental Petroleum Corp.	808,339
7,197	XTO Energy Inc.	394,468
		3,238,957
	Oil Refining/Marketing (0.6%)
6,765	Marathon Oil Corp.	668,585
2,373	Sunoco, Inc.	167,154
11,816	Valero Energy Corp.	762,014
		1,597,753
	Oilfield Services/Equipment (1.4%)
6,264	Baker Hughes Inc.	414,238
5,741	BJ Services Co.	160,174
19,543	Halliburton Co.	620,295
3,437	National Oilwell-Varco, Inc. *	267,364
23,052	Schlumberger Ltd. (Netherlands Antilles)	1,592,893
3,905	Smith International, Inc.	187,635
6,614	Weatherford International Ltd. (Bermuda) *	298,292
		3,540,891
	Other Consumer Services (0.4%)
2,741	Apollo Group, Inc. (Class A) *	120,330
6,312	Block (H.&R.), Inc.	132,804
22,224	eBay, Inc. *	736,726
		989,860
	Other Consumer Specialties (0.1%)
2,982	Fortune Brands, Inc.	235,041

	Packaged Software (3.1%)
11,510	Adobe Systems, Inc. *	479,967
4,538	Autodesk, Inc. *	170,629
3,989	BMC Software, Inc. *	122,821
8,043	CA Inc.	208,394
6,350	Compuware Corp. *	60,261
6,700	Intuit Inc. *	183,312
168,549	Microsoft Corp.	4,697,461
6,639	Novell, Inc. *	47,934
78,048	Oracle Corp. *	1,415,010
18,084	Symantec Corp. *	312,853
		7,698,642
	Personnel Services (0.1%)
2,514	Monster Worldwide, Inc. *	119,088
3,282	Robert Half International, Inc.	121,467
		240,555

	Pharmaceuticals: Generic Drugs (0.1%)
2,083	Barr Pharmaceuticals Inc. *	96,547
4,787	Mylan Laboratories, Inc.	101,197
2,007	Watson Pharmaceuticals, Inc. *	53,045
		250,789
	Pharmaceuticals: Major (5.8%)
30,182	Abbott Laboratories	1,684,156
39,500	Bristol-Myers Squibb Co.	1,096,520
19,298	Eli Lilly & Co.	1,036,496
56,607	Johnson & Johnson	3,411,138
42,375	Merck & Co., Inc.	1,871,704
138,617	Pfizer, Inc.	3,501,465
29,100	Schering-Plough Corp.	742,341
26,330	Wyeth	1,317,290
		14,661,110
	Pharmaceuticals: Other (0.3%)
3,011	Allergan, Inc.	333,679
6,217	Forest Laboratories, Inc. *	319,802
4,761	King Pharmaceuticals, Inc. *	93,649
		747,130
	Precious Metals (0.3%)
6,534	Freeport-McMoRan Copper & Gold, Inc. (Class B)	432,462
8,817	Newmont Mining Corp.	370,226
		802,688
	Property - Casualty Insurers (1.2%)
6,376	ACE Ltd. (Cayman Islands)	363,815
12,102	Allstate Corp. (The)	726,846
7,992	Chubb Corp. (The)	412,946
3,381	Cincinnati Financial Corp.	143,354
14,562	Progressive Corp. (The)	317,743
13,214	Travelers Companies, Inc. (The)	684,089
3,536	XL Capital Ltd. (Class A) (Cayman Islands)	247,379
		2,896,172
	Publishing: Books/Magazines (0.0%)
759	Meredith Corp.	43,559

	Publishing: Newspapers (0.2%)
1,274	Dow Jones & Co., Inc.	43,915
4,589	Gannett Co., Inc.	258,315
2,816	New York Times Co. (The) (Class A)	66,204
1,632	Scripps (E.W.) Co. (Class A)	72,918
3,477	Tribune Co.	111,646
		552,998
	Pulp & Paper (0.2%)
8,852	International Paper Co.	322,213
3,569	MeadWestvaco Corp.	110,068
		432,281
	Railroads (0.7%)
7,021	Burlington Northern Santa Fe Corp.	564,699
8,543	CSX Corp.	342,147
7,773	Norfolk Southern Corp.	393,314
5,296	Union Pacific Corp.	537,809
		1,837,969
	Real Estate Development (0.1%)
3,654	CB Richard Ellis Group, Inc. (Class A) *	124,894
4,257	Realogy Corp. *	126,050
		250,944
	Real Estate Investment Trusts (1.2%)
1,909	Apartment Investment & Management Co. (Class A)	110,130
4,311	Archstone-Smith Trust	234,001
1,400	AvalonBay Communities, Inc.	182,000
2,326	Boston Properties, Inc.	273,073
1,600	Developers Diversified Realty Corp.	100,640
5,751	Equity Residential	277,371
8,300	Host Hotels & Resorts Inc.	218,373
4,426	Kimco Realty Corp.	215,723
3,467	Plum Creek Timber Co., Inc.	136,669
5,012	ProLogis	325,429
2,399	Public Storage, Inc.	227,113
4,334	Simon Property Group, Inc.	482,158

2,550	Vornado Realty Trust	304,317
		3,086,997
	Recreational Products (0.3%)
1,775	Brunswick Corp.	56,534
6,064	Electronic Arts Inc. *	305,383
3,146	Hasbro, Inc.	90,039
7,690	Mattel, Inc.	212,013
		663,969
	Regional Banks (0.7%)
3,673	Commerce Bancorp, Inc.	122,605
2,543	Compass Bancshares, Inc.	174,958
10,880	Fifth Third Bancorp	420,947
2,451	First Horizon National Corp.	101,790
1,503	M&T Bank Corp.	174,092
4,996	Marshall & Ilsley Corp.	231,365
3,689	Northern Trust Corp.	221,856
6,388	Synovus Financial Corp.	206,588
2,151	Zions Bancorporation	181,803
		1,836,004
	Restaurants (0.8%)
2,840	Darden Restaurants, Inc.	116,980
23,539	McDonald’s Corp.	1,060,432
14,688	Starbucks Corp. *	460,616
1,872	Wendy’s International, Inc.	58,594
5,156	Yum! Brands, Inc.	297,810
		1,994,432
	Savings Banks (0.4%)
9,680	Hudson City Bancorp, Inc.	132,422
7,063	Sovereign Bancorp, Inc.	179,683
17,389	Washington Mutual, Inc.	702,168
		1,014,273
	Semiconductors (2.0%)
10,854	Advanced Micro Devices, Inc. *	141,753
6,974	Altera Corp. *	139,410
6,527	Analog Devices, Inc.	225,116
9,223	Broadcom Corp. (Class A) *	295,782
112,800	Intel Corp.	2,157,864
5,855	Linear Technology Corp.	184,959
8,008	LSI Logic Corp. *	83,604
6,280	Maxim Integrated Products, Inc.	184,632
14,763	Micron Technology, Inc. *	178,337
5,548	National Semiconductor Corp.	133,929
6,963	NVIDIA Corp. *	200,395
4,154	PMC - Sierra, Inc. *	29,120
28,233	Texas Instruments Inc.	849,813
6,491	Xilinx, Inc.	167,013
		4,971,727
	Services to the Health Industry (0.4%)
2,652	Express Scripts, Inc. *	214,070
3,817	IMS Health Inc.	113,212
2,394	Laboratory Corp. of America Holdings *	173,876
5,634	Medco Health Solutions, Inc. *	408,634
3,105	Quest Diagnostics Inc.	154,846
		1,064,638
	Specialty Insurance (0.2%)
2,002	Ambac Financial Group, Inc.	172,953
2,640	MBIA Inc.	172,894
1,626	MGIC Investment Corp.	95,804
		441,651
	Specialty Stores (0.5%)
2,944	AutoNation, Inc. *	62,531
972	AutoZone, Inc. *	124,552
5,536	Bed Bath & Beyond Inc. *	222,381
5,408	Office Depot, Inc. *	190,037
1,459	OfficeMax Inc.	76,948
14,024	Staples, Inc.	362,380
2,651	Tiffany & Co.	120,567
		1,159,396
	Specialty Telecommunications (0.2%)
2,178	CenturyTel, Inc.	98,424

6,626	Citizens Communications Co.		99,059
30,680	Qwest Communications International, Inc. *		275,813
9,325	Windstream Corp.		136,984
			610,280
	Steel (0.3%)
1,995	Allegheny Technologies, Inc.		212,847
5,890	Nucor Corp.		383,616
2,320	United States Steel Corp.		230,074
			826,537
	Telecommunication Equipment (1.2%)
2,296	ADC Telecommunications, Inc. *		38,435
1,665	CIENA Corp. *		46,537
30,703	Corning, Inc. *		698,186
46,755	Motorola, Inc.		826,161
32,401	QUALCOMM, Inc.		1,382,227
8,554	Tellabs, Inc. *		84,684
			3,076,230
	Tobacco (1.6%)
41,045	Altria Group, Inc.		3,604,161
3,358	Reynolds American, Inc.		209,573
3,151	UST, Inc.		182,695
			3,996,429
	Tools/Hardware (0.1%)
1,283	Black & Decker Corp.		104,719
1,143	Snap-On, Inc.		54,978
1,620	Stanley Works (The)		89,683
			249,380
	Trucks/Construction/Farm Machinery (0.8%)
12,632	Caterpillar Inc.		846,723
1,027	Cummins Inc.		148,627
4,437	Deere & Co.		482,036
4,863	PACCAR, Inc.		356,944
2,007	Terex Corp. *		144,022
			1,978,352
	Wholesale Distributors (0.1%)
3,337	Genuine Parts Co.		163,513
1,401	Grainger (W.W.), Inc.		108,213
			271,726
	TOTAL COMMON STOCKS (Cost $172,600,989)		248,393,126

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	Short-Term Investment (1.4%)
	Repurchase Agreement
$3,589	Joint repurchase agreement account 5.33% due 04/02/07 (dated 03/30/07; proceeds $3,590,594) (b)
	(Cost $3,589,000)		$3,589,000

	Total Investments
	(Cost $176,189,989) (c) (d)	100.0%	251,982,126
	Other Assets in Excess of Liabilities	0.0	68,467
	Net Assets	100.0%	$252,050,593

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $168,000.
#	Consists of one or more class of securities traded as a unit; stocks with attached paired trust shares.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $4,079,875 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $85,341,284 and the aggregate gross unrealized depreciation is $9,549,147, resulting in net unrealized appreciation of $75,792,137.

Futures Contracts Open at March 31, 2007:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION
10	Long	S&P 500 Index, June 2007	$3,578,000	$29,343
10	Long	S&P 500 Index, E-MINI June 2007	715,600	16,330

		Total Unrealized Appreciation		$45,673

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.3%)
	Australia (3.7%)
	Data Processing Services
75,200	Computershare Ltd.	$659,590

	Other Consumer Services
57,000	A.B.C. Learning Centres Ltd.	335,454

	Total Australia	995,044

	Bermuda (1.9%)
	Multi-Line Insurance
15,100	Axis Capital Holdings Ltd.	511,286

	British Virgin Islands (0.9%)
	Electronic Equipment/Instruments
19,200	Nam Tai Electronics, Inc.	248,640

	Canada (1.2%)
	Food: Specialty/Candy
27,900	SunOpta Inc.*	332,010

	France (1.1%)
	Pharmaceuticals: Other
6,200	Ipsen S.A.	304,436

	Germany (6.3%)
	Apparel/Footwear
8,808	Adidas AG	481,427

	Finance/Rental/Leasing
5,234	Grenkeleasing AG	225,201

	Financial Conglomerates
8,754	Hypo Real Estate Holding AG	558,085

	Medical Specialties
5,400	Fresenius AG	433,607

	Total Germany	1,698,320

	Greece (3.1%)
	Regional Banks
11,980	EFG Eurobank Ergasias	489,542

	Wireless Telecommunications
11,900	Cosmote Mobile Telecommunications S.A.	356,282

	Total Greece	845,824

	Hong Kong (4.7%)
	Agricultural Commodities/Milling
644,000	Global Bio-chem Technology Group Co., Ltd.	164,839

	Apparel/Footwear Retail
55,500	Esprit Holdings Ltd.	650,982

	Wholesale Distributors
146,200	Li & Fung Ltd. (Hong Kong)*	459,348

	Total Hong Kong	1,275,169

	Israel (1.8%)
	Pharmaceuticals: Other
13,200	Teva Pharmaceutical Industries Ltd. (ADR)	494,076

	Italy (2.8%)
	Major Banks
79,800	UniCredito Italiano SpA	759,275

	Japan (3.1%)
	Home Building
9,900	Daito Trust Construction Co., Ltd.	466,031

	Industrial Machinery
25,500	OSG Corp.	386,285

	Total Japan	852,316

	Mexico (1.1%)
	Beverages: Non-Alcoholic
2,600	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units) †	287,014

	Singapore (4.6%)
	Airlines
37,000	Singapore Airlines Ltd.	404,691

	Electronic Components
25,900	Flextronics International Ltd.*	283,346

	Marine Shipping
293,000	Cosco Corp (Singapore) Ltd.	554,069

	Total Singapore	1,242,106

	South Africa (1.1%)
	Pharmaceuticals: Generic Drugs
61,700	Aspen Pharmacare Holdings Ltd.*	313,155

	Spain (6.7%)
	Apparel/Footwear Retail
5,500	Industria de Diseno Textil, S.A. (Inditex)	341,749

	Major Banks
15,331	Banco Bilbao Vizcaya Argentaria, S.A.	376,294
30,384	Banco Santander Central Hispano S.A.	542,079
		918,373

	Major Telecommunications
24,938	Telefonica S.A.	549,486

	Total Spain	1,809,608

	Switzerland (1.5%)
	Financial Conglomerates
6,866	UBS AG (Registered Shares)	407,769

	Taiwan (1.0%)
	Semiconductors
25,513	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	274,265

	United Kingdom (9.1%)
	Beverages: Alcoholic
27,400	SABMiller PLC	600,999

	Investment Managers
64,026	Man Group PLC	699,033
176,000	RAB Capital PLC	341,899
		1,040,932
	Major Banks
19,169	Standard Chartered PLC	552,064

	Pharmaceuticals: Other
13,487	Shire PLC	278,317

	Total United Kingdom	2,472,312

	United States (41.6%)
	Apparel/Footwear
7,860	Under Armour, Inc. (Class A)*	403,218

	Beverages: Non-Alcoholic
5,300	PepsiCo, Inc.	336,868

	Biotechnology
5,141	Genentech, Inc.*	422,179
4,700	Gilead Sciences, Inc.*	359,550
		781,729
	Computer Processing Hardware
7,965	Apple Computer, Inc.*	740,028

	Data Processing Services
19,800	Western Union Co.	434,610

	Electric Utilities
8,000	Constellation Energy Group, Inc.	695,600

	Electronic Components
8,500	Amphenol Corp. (Class A)	548,845

	Electronic Equipment/Instruments
7,500	Mine Safety Appliances Co.	315,450

	Financial Conglomerates
5,950	Prudential Financial, Inc.	537,047

	Hospital/Nursing Management
8,900	United Surgical Partners International, Inc.*	274,209

	Insurance Brokers/Services
13,500	Willis Group Holdings Ltd.	534,330

	Investment Banks/Brokers
2,800	Goldman Sachs Group, Inc. (The)	578,564
4,709	Merrill Lynch & Co., Inc.	384,584
		963,148
	Life/Health Insurance
9,700	AFLAC, Inc.	456,482

	Media Conglomerates
32,316	News Corp. (Class A)	747,146

	Medical Specialties
5,200	Bard (C.R.), Inc.	413,452
9,800	Thermo Fisher Scientific, Inc.*	458,150
8,600	West Pharmaceutical Services, Inc.	399,298
		1,270,900
	Medical/Nursing Services
12,900	Matria Healthcare, Inc.*	340,044

	Miscellaneous Commercial Services
10,700	FTI Consulting Inc.*	359,413

	Real Estate Development
11,800	CB Richard Ellis Group, Inc. (Class A)*	403,324

	Specialty Stores
12,640	Staples, Inc.	326,618

	Telecommunication Equipment
11,741	Corning, Inc.*	266,990

	Wireless Telecommunications
7,300	NII Holdings, Inc.*	541,514

	Total United States	11,277,513
	Total Common Stocks
	(Cost $21,683,087)	26,400,138

PRINCIPAL
AMOUNT IN
THOUSANDS
	Investment Companies (1.1%)
	Investment Trusts/Mutual Funds
$12,200	KKR Private Equity Investors LP (Units) †
	(Cost $304,767)		295,850

	Total Investments
	(Cost $21,987,854) (a)	98.4%	26,695,988

	Other Assets in Excess of Liabilities	1.6	440,722

	Net Assets	100.0%	$27,136,710

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,528,340 and the aggregate gross unrealized depreciation is $820,206, resulting in net unrealized appreciation of $4,708,134.

Morgan Stanley Variable Investment Series - Global Advantage

Summary of Investments March 31, 2007 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Major Banks	$2,229,712	8.4%
Medical Specialties	1,704,507	6.4
Financial Conglomerates	1,502,901	5.6
Data Processing Services	1,094,200	4.1
Pharmaceuticals: Other	1,076,829	4.0
Investment Managers	1,040,932	3.9
Apparel/Footwear Retail	992,731	3.7
Investment Banks/Brokers	963,148	3.6
Wireless Telecommunications	897,796	3.4
Apparel/Footwear	884,645	3.3
Electronic Components	832,191	3.1
Biotechnology	781,729	2.9
Media Conglomerates	747,146	2.8
Computer Processing Hardware	740,028	2.8
Electric Utilities	695,600	2.6
Beverages: Non-Alcoholic	623,882	2.3
Beverages: Alcoholic	600,999	2.3
Electronic Equipment/Instruments	564,090	2.1
Marine Shipping	554,069	2.1
Major Telecommunications	549,486	2.1
Insurance Brokers/Services	534,330	2.0
Multi-Line Insurance	511,286	1.9
Regional Banks	489,542	1.8
Home Building	466,031	1.8
Wholesale Distributors	459,348	1.7
Life/Health Insurance	456,482	1.7
Airlines	404,691	1.5
Real Estate Development	403,324	1.5
Industrial Machinery	386,285	1.5
Miscellaneous Commercial Services	359,413	1.4
Medical/Nursing Services	340,044	1.3
Other Consumer Services	335,454	1.3
Food: Specialty/Candy	332,010	1.2
Specialty Stores	326,618	1.2
Pharmaceuticals: Generic Drugs	313,155	1.2
Investment Trusts/Mutual Funds	295,850	1.1
Semiconductors	274,265	1.0
Hospital/Nursing Management	274,209	1.0
Telecommunication Equipment	266,990	1.0
Finance/Rental/Leasing	225,201	0.8
Agricultural Commodities/Milling	164,839	0.6

	$26,695,988	100.0%

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments March 31, 2007 (unauidted)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.4%)
	Air Freight/Couriers (5.5%)
38,026	C.H. Robinson Worldwide, Inc.	$1,815,742
35,146	Expeditors International of Washington, Inc.	1,452,233
		3,267,975
	Apparel/Footwear Retail (3.0%)
23,631	Abercrombie & Fitch Co. (Class A)	1,788,394

	Biotechnology (2.4%)
24,699	Techne Corp.*	1,410,313

	Broadcasting (3.5%)
70,661	Grupo Televisa S.A. (ADR) (Mexico)	2,105,698

	Casino/Gaming (2.9%)
18,234	Wynn Resorts, Ltd.*	1,729,677

	Chemicals: Agricultural (5.5%)
59,284	Monsanto Co.	3,258,249

	Discount Stores (8.1%)
33,115	Costco Wholesale Corp.	1,782,912
16,925	Sears Holdings Corp.*	3,049,208
		4,832,120
	Financial Conglomerates (9.2%)
33,765	American Express Co.	1,904,346
68,075	Brookfield Asset Management Inc. (Class A) (Canada)	3,557,599
		5,461,945
	Financial Publishing/Services (2.5%)
24,412	Moody’s Corp.	1,515,009

	Hotels/Resorts/Cruiselines (3.3%)
39,493	Marriott International, Inc. (Class A)	1,933,577

	Internet Retail (3.1%)
46,068	Amazon.com, Inc.*	1,833,045

	Internet Software/Services (9.0%)
7,425	Google Inc. (Class A)*	3,401,838
61,781	Yahoo! Inc.*	1,933,127
		5,334,965
	Investment Banks/Brokers (2.4%)
23,153	Greenhill & Co., Inc.	1,421,363

	Investment Trusts/Mutual Funds (2.7%)
95,583	Aeroplan Income Fund (Canada) +	1,614,718

	Medical Specialties (2.8%)
37,601	Dade Behring Holdings, Inc.	1,648,804

	Miscellaneous Commercial Services (6.2%)
30,780	Corporate Executive Board Co. (The)	2,338,048
52,699	Iron Mountain Inc.*	1,377,025
		3,715,073
	Oil & Gas Production (5.4%)
60,051	Ultra Petroleum Corp. (Canada)*	3,190,510

	Other Consumer Services (5.4%)
97,219	eBay Inc.*	3,222,810

	Personnel Services (2.9%)
36,931	Monster Worldwide, Inc.*	1,749,421

	Property - Casualty Insurers (3.0%)
496	Berkshire Hathaway Inc. (Class B)*	1,805,440

	Restaurants (2.6%)
48,784	Wendy’s International, Inc.	1,526,939

	Specialty Telecommunications (2.0%)
36,059	Crown Castle International Corp.*	1,158,576

	Wholesale Distributors (2.0%)
372,000	Li & Fung Ltd. (Hong Kong)	1,168,794

	Wireless Telecommunications (3.0%)
39,188	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,872,794

	Total Common Stocks (Cost $46,510,133)	58,566,209

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.7%)
	Repurchase Agreement
$984	Joint repurchase agreement account 5.33% due 04/02/07 (dated 03/30/07; proceeds $984,437) (a) (Cost $984,000)		984,000

	Total Investments (Cost $47,494,133) (b)	100.1%	59,550,209

	Liabilities in Excess of Other Assets	(0.1)	(47,424)

	Net Assets	100.0%	$59,502,785

ADR	American Depositary Receipt.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,113,287 and the aggregate gross unrealized depreciation is $1,057,211, resulting in net unrealized appreciation of $12,056,076.

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments March 31, 2007 (unaudited)

SHARES		VALUE
	Common Stocks (61.5%)
	Advertising/Marketing Services (0.9%)
29,355	Omnicom Group, Inc.	$3,005,365

	Aerospace & Defense (2.0%)
51,060	Northrop Grumman Corp.	3,789,673
58,965	Raytheon Co.	3,093,304
		6,882,977
	Agricultural Commodities/Milling (0.4%)
40,055	Archer-Daniels-Midland Co. (c)	1,470,018

	Biotechnology (2.4%)
61,030	Celgene Corp.* (c)	3,201,634
40,560	Gilead Sciences, Inc. *	3,102,840
73,390	Vertex Pharmaceuticals Inc. *	2,057,856
		8,362,330
	Chemicals: Major Diversified (0.8%)
56,755	Dow Chemical Co. (The)	2,602,784

	Computer Communications (0.8%)
103,970	Cisco Systems, Inc. *	2,654,354

	Computer Peripherals (0.6%)
152,865	EMC Corp.* (c)	2,117,180

	Computer Processing Hardware (2.1%)
37,957	Apple Computer, Inc. *	3,526,585
157,490	Dell Inc. *	3,655,343
		7,181,928
	Department Stores (0.7%)
30,485	Kohl’s Corp. *	2,335,456

	Discount Stores (0.6%)
37,085	Costco Wholesale Corp.	1,996,656

	Electrical Products (0.5%)
43,010	Emerson Electric Co. (c)	1,853,301

	Electronics/Appliances (1.2%)
84,650	Sony Corp. (ADR) (Japan)	4,273,978

	Environmental Services (0.1%)
14,165	Waste Management, Inc.	487,418

	Financial Conglomerates (3.7%)
74,105	American Express Co.	4,179,522
73,380	Citigroup, Inc.	3,767,329
95,935	JPMorgan Chase & Co.	4,641,335
		12,588,186
	Food: Major Diversified (2.2%)
79,730	Kellogg Co. (c)	4,100,514
113,045	Kraft Foods Inc. (Class A) (c)	3,579,005
		7,679,519
	Forest Products (1.8%)
84,640	Weyerhaeuser Co. (c)	6,325,994

	Household/Personal Care (1.0%)
52,835	Colgate-Palmolive Co.	3,528,850

	Industrial Conglomerates (0.5%)
51,620	General Electric Co.	1,825,283

	Information Technology Services (1.2%)
44,647	International Business Machines Corp.	4,208,426

	Integrated Oil (2.1%)
43,480	Exxon Mobil Corp.	3,280,566
68,380	Hess Corp.	3,793,039
		7,073,605
	Investment Banks/Brokers (1.2%)
233,465	Schwab (Charles) Corp. (The)	4,270,075

	Major Banks (2.3%)
89,400	Bank of America Corp.	4,561,188
96,785	Wells Fargo & Co.	3,332,308
		7,893,496
	Marine Shipping (0.9%)
53,355	Tidewater, Inc. (c)	3,125,536

	Media Conglomerates (1.2%)
57,160	Disney (Walt) Co. (The)	1,968,019
116,165	Time Warner, Inc. (c)	2,290,774
		4,258,793
	Medical Specialties (3.8%)
207,190	Applera Corp. - Celera Genomics Group *(c)	2,942,098
41,280	Bard (C.R.), Inc.	3,282,173
95,180	St. Jude Medical, Inc. *	3,579,720
67,055	Thermo Fisher Scientific, Inc. *	3,134,821
		12,938,812
	Motor Vehicles (0.8%)
82,035	Honda Motor Co., Ltd. (ADR) (Japan)	2,860,560

	Oilfield Services/Equipment (1.4%)
72,575	Halliburton Co. (c)	2,303,530
53,460	Smith International, Inc. (c)	2,568,753
		4,872,283
	Other Metals/Minerals (1.0%)
49,170	Southern Copper Corp. (c)	3,523,522

	Packaged Software (3.7%)
155,730	Microsoft Corp.	4,340,195
322,235	Oracle Corp. *	5,842,121
98,560	Sybase, Inc. *	2,491,597
		12,673,913
	Pharmaceuticals: Major (2.2%)
56,680	Johnson & Johnson	3,415,537
84,615	Wyeth (c)	4,233,288
		7,648,825
	Property - Casualty Insurers (1.2%)
69,580	Allstate Corp. (The)	4,178,975

	Recreational Products (0.9%)
108,365	Mattel, Inc.	2,987,623

	Restaurants (0.7%)
54,770	McDonald’s Corp.	2,467,388

	Semiconductors (1.5%)
142,235	Intel Corp.	2,720,956
212,794	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan) (c)	2,287,535
		5,008,491
	Specialty Telecommunications (4.1%)
372,320	Citizens Communications Co. (c)	5,566,184
144,430	Fairpoint Communications, Inc.	2,774,500
398,105	Windstream Corp.	5,848,162
		14,188,846
	Steel (3.4%)
66,170	Nucor Corp.	4,309,652
74,850	United States Steel Corp. (c)	7,422,875
		11,732,527

	Telecommunication Equipment (1.7%)
138,230	Motorola, Inc.	2,442,524
152,010	Nokia Corp. (ADR) (Finland) (c)	3,484,069
		5,926,593
	Tobacco (3.4%)
67,570	Altria Group, Inc. (c)	5,933,322
99,850	UST, Inc. (c)	5,789,303
		11,722,625
	Trucks/Construction/Farm Machinery (0.5%)
23,660	Caterpillar Inc.	1,585,930

	Total Common Stocks
	(Cost $145,287,633)	212,318,421

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (5.3%)
	Aerospace & Defense (0.1%)
$89	Raytheon Co.	6.15%	11/01/08	90,537
267	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	281,534
				372,071
	Air Freight/Couriers (0.0%)
140	FedEx Corp.	2.65	04/01/07	140,000

	Airlines (0.1%)
341	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	362,294

	Beverages: Alcoholic (0.1%)
205	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	197,024
195	Miller Brewing Co. - 144A**	4.25	08/15/08	192,102
				389,126
	Cable/Satellite TV (0.0%)
110	Comcast Cable Communications, Inc.	6.75	01/30/11	115,932
25	Comcast Corp.	7.625	02/15/08	25,434
				141,366
	Chemicals: Major Diversified (0.0%)
105	ICI Wilmington Inc.	4.375	12/01/08	103,489

	Computer Processing Hardware (0.1%)
180	Hewlett-Packard Co.	5.485++	05/22/09	180,259

	Department Stores (0.1%)
275	May Department Stores Co.	5.95	11/01/08	277,881
175	May Department Stores Co.	6.70	07/15/34	173,139
				451,020
	Drugstore Chains (0.1%)
55	CVS Corp.	5.75	08/15/11	56,067
289	CVS Corp. - 144A**	6.036	12/10/28	292,705
				348,772
	Electric Utilities (0.5%)
195	Ameren Corp.	4.263	05/15/07	194,589
210	Arizona Public Service Co.	5.80	06/30/14	212,140
185	Carolina Power & Light Co.	5.125	09/15/13	182,997
55	CenterPoint Energy Resource	6.25	02/01/37	54,802
65	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	67,626
125	Consumers Energy Co. (Series H)	4.80	02/17/09	123,909
90	Detroit Edison Co. (The)	6.125	10/01/10	92,818
85	Entergy Gulf States, Inc.	3.60	06/01/08	83,333
130	Entergy Gulf States, Inc.	5.76++	12/01/09	129,930
170	Ohio Power Company - IBC (Series K)	6.00	06/01/16	176,594
125	Public Service Electric & Gas Co. (Series MTN B)	5.00	01/01/13	122,942
100	Texas Eastern Transmission,LP	7.00	07/15/32	111,860
145	Wisconsin Electric Power Co.	3.50	12/01/07	143,332
				1,696,872
	Electrical Products (0.1%)
215	Cooper Industries, Inc.	5.25	07/01/07	214,670
175	Cooper Industries, Inc.	5.25	11/15/12	174,863
				389,533

	Electronics/Appliances (0.0%)
130	LG Electronics Inc. - 144A** (South Korea)	5.00	06/17/10	128,261

	Finance/Rental/Leasing (0.5%)
125	CIT Group Inc. (Series MTN)	4.75	08/15/08	124,228
260	Countrywide Home Loans, Inc. (Series MTN L)	3.25	05/21/08	254,159
255	MBNA Corp. (Series MTN F)	5.79++	05/05/08	256,288
260	Nationwide Building Society - 144A** (United Kingdom)	4.25	02/01/10	253,921
355	Residential Capital Corp.	6.375	06/30/10	355,161
235	Residential Capital, LLC	5.84++	06/09/08	232,711
170	SLM Corp. (Series MTN A)	4.00	01/15/10	165,554
				1,642,022
	Financial Conglomerates (0.1%)
295	Chase Manhattan Corp. (c )	6.00	02/15/09	299,300
125	General Electric Capital Corp. (Series MTN A) (c )	4.25	12/01/10	121,446
				420,746
	Food Retail (0.0%)
150	Fred Meyer, Inc.	7.45	03/01/08	152,888

	Food: Major Diversified (0.1%)
65	ConAgra Foods, Inc.	7.00	10/01/28	69,401
90	ConAgra Foods, Inc.	8.25	09/15/30	109,882
195	Sara Lee Corp. (c )	6.125	11/01/32	180,795
				360,078
	Gas Distributors (0.1%)
130	NiSource Finance Corp.	5.93++	11/23/09	130,224
125	Sempra Energy	4.621	05/17/07	124,866
				255,090
	Home Furnishings (0.0%)
115	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	121,961

	Home Improvement Chains (0.0%)
85	Home Depot Inc.	5.475++	12/16/09	85,158

	Hotels/Resorts/Cruiselines (0.0%)
170	Hyatt Equities LLC - 144A**	6.875	06/15/07	170,299

	Household/Personal Care (0.1%)
240	Clorox Co. (The)	5.48++	12/14/07	240,200

	Industrial Conglomerates (0.1%)
135	Textron Financial Corp.	4.125	03/03/08	133,729
160	Textron Financial Corp. (Series MTN)	5.125	02/03/11	160,099
				293,828
	Insurance Brokers/Services (0.2%)
210	Catlin Insurance Co., Ltd. - 144A** (Bahamas)	7.249++	#	208,871
375	Farmers Exchange Capital - 144A**	7.05	07/15/28	385,536
				594,407
	Major Banks (0.5%)
75	Bank of New York Co., Inc. (The)	5.20	07/01/07	74,994
115	HSBC Finance Corp.	6.75	05/15/11	121,255
125	Popular North America Inc. (Series MTN F)	5.65	04/15/09	125,817
360	Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)	5.45++	10/24/08	360,218
295	USB Capital IX	6.189++	+++	302,745
590	Wachovia Capital Trust III	5.80++	+++	597,558
				1,582,587
	Major Telecommunications (0.3%)
190	France Telecom S.A. (France)	8.50	03/01/31	247,661
125	SBC Communications, Inc.	6.15	09/15/34	123,428
60	Sprint Capital Corp.	8.75	03/15/32	70,968
110	Telecom Italia Capital SpA (Luxembourg)	4.00	11/15/08	107,872
165	Telecom Italia Capital SpA (Luxembourg)	4.00	01/15/10	159,515
200	Telefonica Europe BV (Netherlands)	8.25	09/15/30	240,278
				949,722
	Managed Health Care (0.1%)
125	United Healthcare Group	5.428++	03/02/09	125,042
90	UnitedHealth Group Inc.	4.125	08/15/09	88,251

40	WellPoint Inc.	3.75	12/14/07	39,560
				252,853
	Media Conglomerates (0.1%)
325	Time Warner, Inc. (c )	5.59++	11/13/09	325,741
190	Viacom,Inc.	6.875	04/30/36	192,120
				517,861
	Motor Vehicles (0.0%)
100	DaimlerChrysler North American Holdings Co. (c )	8.50	01/18/31	125,249

	Multi-Line Insurance (0.4%)
490	AIG SunAmerica Global Financing VI - 144A**	6.30	05/10/11	511,974
250	American General Finance Corp. (Series MTN H)	4.625	09/01/10	245,479
325	AXA Financial, Inc.	6.50	04/01/08	328,594
45	International Lease Finance Corp.	3.75	08/01/07	44,759
225	Two-Rock Pass Through - 144A** (Bahamas)	6.30++	#	221,647
				1,352,453
	Oil & Gas Pipelines (0.1%)
170	Plains All American Pipeline L.P.	6.70	05/15/36	174,515

	Oil Refining/Marketing (0.0%)
135	Valero Energy Corp.	3.50	04/01/09	130,993

	Other Metals/Minerals (0.1%)
185	Brascan Corp. (Canada)	7.125	06/15/12	198,289

	Property - Casualty Insurers (0.3%)
300	Mantis Reef Ltd. - 144A** (Australia)	4.692	11/14/08	297,234
85	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	90,102
150	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371	11/16/07	149,387
210	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	209,645
260	XLLIAC Global Funding - 144A**	4.80	08/10/10	256,585
				1,002,953
	Railroads (0.1%)
105	Burlington North Santa Fe Railway Co.	6.125	03/15/09	106,545
120	Norfolk Southern Corp.	7.35	05/15/07	120,253
45	Union Pacific Corp.	6.625	02/01/08	45,470
60	Union Pacific Corp. (Series MTN E)	6.79	11/09/07	60,415
				332,683
	Real Estate Development (0.1%)
431	World Financial Properties - 144A** (Series 1996 WFP-B)	6.91	09/01/13	452,386

	Real Estate Investment Trusts (0.1%)
260	iStar Financial Inc.	5.69++	03/09/10	260,317

	Regional Banks (0.1%)
300	Marshall & Ilsley Bank (Series BKN T)	3.80	02/08/08	296,490

	Restaurants (0.0%)
105	Tricon Global Restaurants, Inc.	8.875	04/15/11	117,995

	Savings Banks (0.4%)
170	Household Finance Corp.	4.125	12/15/08	167,085
95	Household Finance Corp.	5.875	02/01/09	96,122
75	Household Finance Corp.	6.375	10/15/11	78,257
75	Household Finance Corp.	6.40	06/17/08	75,991
320	Sovereign BanCorp Inc.	5.58++	03/23/10	320,101
100	Sovereign Bank (Series CD)	4.00	02/01/08	98,892
165	Washington Mutual Bank	5.50	01/15/13	164,864
120	Washington Mutual Inc.	8.25	04/01/10	129,726
100	Washington Mutual Preferred Funding II (c )	6.665++	# # #	98,314
				1,229,352

	Trucks/Construction/Farm Machinery (0.1%)
55	Caterpillar Financial Services Corp. (Series MTN F)	3.625	11/15/07	54,432
220	Caterpillar Financial Services Corp. (Series MTN F)	5.43++	08/20/07	220,112
				274,544
	Wireless Telecommunications (0.1%)
195	Vodafone Group PLC (United Kingdom)	5.44++	12/28/07	195,139

	Total Corporate Bonds (Cost $18,513,155)			18,486,121

	U.S. Government Obligations (c) (5.1%)
	U.S.Treasury Bonds
3,850		6.125	08/15/29	4,478,936
200		6.375	08/15/27	236,938
2,875		8.125	08/15/19	3,755,469
3,250		8.125	08/15/21	4,326,055
	U.S. Treasury Notes
500		4.00	11/15/12	487,031
2,310		4.25	11/15/13	2,267,320
805	†	4.25	08/15/13	791,895
1,300		4.50	02/28/11	1,298,630

	Total U.S. Government Obligations (Cost $17,653,997)			17,642,274

	U.S. Government Agency-Mortgage-Backed Securities (4.2%)
	Federal Home Loan Mortgage Corp.
73		7.50	01/01/30 - 04/01/31	76,070
	Federal Home Loan Mortgage Corp. ARM
350		5.70	04/01/37	351,557
525		5.758	01/01/37	528,855
	Federal Home Loan Mortgage Corp. PC Gold
4		6.50	05/01/29 - 12/01/31	4,160
171		8.00	01/01/30 - 11/01/30	180,504
	Federal National Mortgage Assoc.
3		6.50	11/01/29	3,235
1,284		6.904	01/01/36	1,322,155
613		6.918	03/01/36	631,530
675		6.982	03/01/36	694,877
744		7.40	05/01/36	767,399
746		7.416	05/01/36	766,695
1,286		7.00	10/01/27 - 11/01/34	1,336,800
225		7.00	# #	232,102
675		7.00	# #	695,672
957		7.50	10/01/29 -09/01/35	1,001,626
715		8.00	11/01/29 -05/01/31	755,783
	Federal National Mortgage Assoc. ARM
350		6.121	04/01/37	354,334
154		6.203	07/01/33	157,402
1,222		6.905	01/01/36	1,258,549
1,260		7.403	04/01/36	1,313,859
717		7.431	07/01/36	736,548
856		7.439	04/01/36	882,510
447		7.446	07/01/36	460,540

	Total U.S. Government Agency-Mortgage-Backed Securities (Cost $14,524,434)			14,512,762

	Asset-Backed Securities (3.5%)
	Finance/Rental/Leasing
440	Banc of America Securities Auto Trust 2005-WF1 A3	3.99	08/18/09	437,436
525	Capital Auto Receivables Asset Trust - 2006-2 A3A	4.98	05/15/11	524,963
35	Capital Auto Receivables Asset Trust 2003-3 A3B	5.40++	01/15/08	34,895
453	Capital Auto Receivables Asset Trust 2005-1 A4	4.05	07/15/09	450,920
425	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31	10/20/09	425,583
275	Capital One Auto Finance Trust - 2006-C A3A	5.07	07/15/11	275,108
253	Caterpillar Financial Asset Trust 2005-A A3	3.90	02/25/09	251,591
475	Caterpillar Financial Asset Trust 2006-A A3	5.57	05/25/10	478,350
375	CIT Equipment Collateral 2006-VT2 A3	5.07	02/20/10	375,400
55	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	55,017
450	Citibank Credit Card Issuance Trust 2007-A1 A1	5.34++	03/22/12	450,396
214	CNH Equipment Trust 2005-A A3	4.02	04/15/09	213,132
254	DaimlerChrysler Auto Trust 2005-B A3	4.04	09/08/09	252,860
162	Ford Credit Auto Owner Trust 2005-B A3	4.17	01/15/09	161,715
300	Ford Credit Auto Owner Trust 2006-A A3	5.05	03/15/10	299,649

400	GE Capital Credit Card Master Note Trust 2004-2 A	5.36++	09/15/10	400,355
475	GS Auto Loan Trust 2006-1 A3	5.37	12/15/10	476,787
200	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	198,468
600	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	587,964
350	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	345,421
300	Hertz Vehicle Financing LLC 2005-2A A2	4.93	02/25/10	299,263
149	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	148,525
326	Honda Auto Receivables Owner Trust 2005-3 A3	3.87	04/20/09	323,584
400	Honda Auto Receivables Owner Trust 2005-6 A3	4.85	10/19/09	399,125
300	Hyundai Auto Receivables Trust 2005-A A3	3.98	11/16/09	297,866
575	MBNA Credit Card Master Note Trust 2003-A3 A3	5.44++	08/16/10	576,124
447	Merrill Auto Trust Securitization 2005-1 A3	4.10	08/25/09	444,408
327	National City Auto Receivables Trust 2004-A A4	2.88	05/15/11	321,910
395	Nissan Auto Receivables Owner Trust 2005-B A3	3.99	07/15/09	392,292
125	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	124,507
650	USAA Auto Owner Trust 2004-2 A-4	3.58	02/15/11	644,439
158	USAA Auto Owner Trust 2004-3 A3	3.16	02/17/09	157,523
197	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	195,517
125	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	124,989
337	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80	07/20/09	336,623
52	Wachovia Auto Owner Trust 2004-B A3	2.91	04/20/09	51,818
185	Wachovia Auto Owner Trust 2005-A A3	4.06	09/21/09	184,232
400	Wachovia Auto Owner Trust 2005-B A3	4.79	04/20/10	398,937
29	World Omni Auto Receivables Trust 2004-A A3	3.29	11/12/08	29,456

	Total Asset-Backed Securities (Cost $12,184,515)			12,147,148

	Collateralized Mortgage Obligations (2.5%)
	U.S. Government Agencies (0.6%)
581	Federal National Mortgage Assoc. 2006 - 28 1A1	5.43++	03/25/36	582,290
667	Federal National Mortgage Assoc. 2006 - 118 A2	5.38++	12/25/36	667,054
6,776	Federal National Mortgage Assoc. 2006 - 28 1P (IO)	1.386++	03/25/36	143,989
1,004	Federal National Mortgage Assoc. 2005 - 68 XI (IO)	6.00	08/25/35	336,323
363	Freddie Mac Whole Loan 2005-S001 2A2	5.47++	09/25/45	362,741

	Total U.S. Government Agencies			2,092,397

	Private Issues (1.9%)
350	Bear Stearns Mortgage Funding Trust 2007-AR1 1A2	5.53++	01/25/37	350,251
403	Countrywide Alternative Loan Trust 2006-0A2 A3	5.59++	05/20/46	404,592
2,764	Countrywide Alternative Loan Trust 2007-0A3 X (IO)	2.00	04/25/47	117,461
383	Countrywide Alternative Loan Trust 2006-OA1 2A2	5.63++	03/20/46	383,447
497	Greenpoint Mortgage Funding Trust 2006-0H1 A2	5.55++	01/25/37	497,093
557	Harborview Mortgage Loan Trust 2006-10 2A1A	5.50++	11/19/36	554,686
457	Harborview Mortgage Loan Trust 2006-8 2A1B	5.57++	08/21/36	456,031
506	Luminent Mortgage Trust 2006-4, A1B	5.55++	05/25/46	507,383
724	Residential Accredit Loans, Inc. 2006-Q010 A1	5.48++	01/25/37	723,799
596	Residential Accredit Loans, Inc. 2007-QH1 A2	5.51++	02/25/37	595,271
571	Structured Asset Mortgage Investments Inc. 2007-AR1 2A2	5.53++	01/25/37	571,862
541	Wamu Mortgage Pass-Through Certificates 2007-0A1 A1B	5.52++	02/25/47	541,910
17,000	Washington Mutual Pass-Through Certificates 2007-OA2 1XPP (IO)	0.00++	03/25/47	251,107
447	Washington Mutual Mortgage Pass-Through Certificates 2007-0A1 CA1B	5.52++	12/25/46	447,110

	Total Private Issues			6,402,003

	Total Collateralized Mortgage Obligations (Cost $8,353,205)			8,494,400

NUMBER OF
CONTRACTS
	Put Options Purchased (0.0%)
	90 day Euro $
188	June/2007 @ $94.25	1,175
2	December/2007 @ $94.50	100
21	September/2007 @ 94.75	3,675
39	December/2007 @ $94.75	6,825

	Total Put Options Purchased (Cost $73,920)	11,775

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (39.1%)
	U.S. Government Obligations (a) (0.0%)
$10	U.S. Treasury Bill***	4.875%	07/12/07	9,863
100	U.S. Treasury Bill***	4.915	07/12/07	98,621

	Total U.S. Government Obligations (Cost $108,454)			108,484

	Repurchase Agreement (18.9%)
65,108	Joint repurchase agreement account
	(dated 03/30/07; proceeds $65,136,919) (b) (Cost $65,108,000)	5.33	04/02/07	65,108,000

	Security Purchased From Securities Lending Collateral (c) (20.2%)
69,852	The Bank of New York Institutional Cash Reserve Fund
	(Cost $69,852,442)			69,852,442

	Total Short-Term Investments
	(Cost $135,068,896)			135,068,926

	Total Investments
	(Cost $351,659,755) (d) (e)		121.2%	418,681,827
	Liabilities in Excess of Other Assets		(21.2)	(73,334,607)
	Net Assets		100.0%	$345,347,220

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
BKN	Bank Note.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	All of this security has been physically segregated in connection with open futures contracts in an amount equal to $108,484.
†	Security was purchased on a forward commitment basis.
++	Variable rate security; rate shown is the rate in effect at March 31, 2007.
+++

Securities represent beneficial interest in the Trusts. The corresponding assets of Trust are Junior Subordinated notes due 2042 and a stock purchase contract to purchase preferred stock on March 15, 2011 for Wachovia Capital Trust III and on April 15, 2011 for UBS Captal IX. Security issued have a perpetual maturity and the trust will redeem them only to the extent the preferred stock is redeemed.

#	Foreign issued with perpetual maturity.
# #

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

# # #	Security issued with perpetual maturity.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

As of March 31, 2007 all or a portion of this security with a total value of $67,735,207 was on loan and secured by collateral of $70,014,889 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(d)	Securities have been designated as collateral in a amount equal to $25,729,198 in connection with securities purchased on a forward commitment basis and open futures contracts.
(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $71,460,616 and the aggregate gross unrealized depreciation is $4,438,544, resulting in net unrealized appreciation of $67,022,072.

Morgan Stanley Variable Investment Series - Strategist

Futures Contracts Open At March 31, 2007:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

70	Long	U.S. Treasury Notes 2 Year, June 2007	14,369,765	$(27,614)

48	Long	U.S. Treasury Notes 10 Year, June 2007	13,929,420	10,645

84	Long	U.S. Treasury Bonds 5 Year, June 2007	8,886,938	(5,461)

44	Short	U.S. Treasury Notes 20 Year, June 2007	(4,895,000)	6,360

	Net Unrealized Depreciation			$(16,070)

Morgan Stanley Variable Investment Series - Strategist

Credit Default Swap Contracts  Open at March 31, 2007:

		NOTIONAL			UNREALIZED
SWAP CONTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
Hartford Financial Services
Group Inc.	Buy	350	0.12%	December 20, 2011	$9

Goldman Sachs International
Motorola, Inc.	Buy	120	0.15	December 20, 2011	1,352

Goldman Sachs International
Motorola, Inc.	Buy	240	0.157	December 20, 2011	2,633

Goldman Sachs International
South Airlines Co.	Buy	370	0.22	December 20, 2011	1,301

Goldman Sachs International
Union Pacific Corporation	Buy	175	0.20	December 20, 2011	2,171

Goldman Sachs International
Chubb Corp.	Buy	350	0.10	March 20, 2012	361

Goldman Sachs Internatinal
Countrywide Home Loans	Sell	180	0.60	March 20, 2012	(732)

Goldman Sachs Internatinal
Countrywide Home Loans	Sell	100	0.66	March 20, 2012	(145)

Goldman Sachs International
Dell Inc.	Buy	180	0.22	March 20, 2012	43

Goldman Sachs International
Tyco International	Buy	420	0.43	March 20, 2012	407

Goldman Sachs International
Tyco International	Buy	200	0.43	March 20, 2012	194

Goldman Sachs International
Residential Capital	Sell	290	2	March 20, 2017	(4,651)

			Net Unrealized Appreciation		$2,943

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007